UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: March 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Smith Barney Municipal
Money Market Fund, Inc.

A N N U A L   R E P O R T

MARCH 31, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Smith Barney Municipal Money Market Fund, Inc.

Annual Report • March 31, 2006

What’s Inside
	Letter from the Chairman	I
	Manager Overview	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	7
	Statement of Assets and Liabilities	45
	Statement of Operations	46
	Statements of Changes in Net Assets	47
	Financial Highlights	48
Fund Objective The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high quality, short-term municipal obligations selected for liquidity and stability of principal.	Notes to Financial Statements	49
	Report of Independent Registered Public Accounting Firm	56
	Board Approval of Management Agreement	57
	Additional Information	60
	Additional Shareholder Information	63
	Important Tax Information	64

* Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite a temporary setback at the end of 2005, the U.S. economy was strong during the reporting period. After advancing 3.3% and 4.1% in the second and third quarters of 2005, respectively, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with a preliminary estimate of 4.8% GDP growth. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the changing of the guard from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates eight times during the period. Since it began its tightening campaign in June 2004, the Fed has raised rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% — its highest level since April 2001. After the end of the Fund’s reporting period, at its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%.

As expected, both short- and long-term yields rose over the reporting period. During the one-year period ended March 31, 2006, two-year Treasury yields increased from 3.75% to 4.82%. Over the same period, 10-year Treasury yields moved from 4.46% to 4.86%. During most of the last three months the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries. This

Smith Barney Municipal Money Market Fund, Inc.	I

anomaly has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve is largely a function of strong foreign demand for longer-term bonds.

Given the sharp increase in short-term rates, the yields available from money market instruments steadily rose over the one-year reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notice

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

II	Smith Barney Municipal Money Market Fund, Inc.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 10, 2006

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

Smith Barney Municipal Money Market Fund, Inc.	III

(This page intentionally left blank.)

Manager Overview

JOSEPH P. DEANE (left) Vice President and Investment Officer JULIE P. CALLAHAN, CFA (right) Vice President and Investment Officer

Q. What were the overall market conditions during the Fund’s reporting period?

A. Overall, it was a positive environment for money market investors, as yields from these securities rose in concert with rising short-term interest rates. To gain some perspective on how far we’ve come consider the following. In May 2004, a barometer of short-term interest rates, in this case the federal funds rate,i was a mere 1.00%, its lowest level in more than 40 years. This was due, in part, to the Federal Reserve Board’s (“Fed”)ii attempt to stimulate the economy in the aftermath of September 11th.

Then, in June 2004, the economy appeared to be on solid footing and the Fed officially ended its accommodative monetary policy by instituting its first rate hike in four years, bringing the federal funds rate from 1.00% to 1.25%. At that time, the Fed telegraphed what it had in mind for short-term rates as it said, “policy accommodation can be removed at a pace that is likely to be measured.” The Fed certainly has been true to its word, as it has now instituted 15 straight 0.25% rate hikes through the end of March 2006 and the federal funds rate now stands at 4.75%. After the end of the Fund’s reporting period, at its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%. Money market yields have also risen sharply over this period.

Performance Review

As of March 31, 2006, the seven-day current yield for Class A shares of the Smith Barney Municipal Money Market Fund, Inc. was 2.66% and its seven-day effective yield, which reflects compounding, was 2.70%.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	1

Smith Barney Muncipal Money Market Fund, Inc. Yields as of March 31, 2006 (unaudited)
Seven-day current yield[2]	2.66%
Seven-day effective yield[2]	2.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. Given our belief that the Fed would continue to raise short-term interest rates during the period, the Fund’s weighted average maturity (“WAM”) was maintained at the lower end of our allowable range. While the Fund’s maturity can be as high as 90 days, it was below 30 days throughout the reporting period. As a result, when the Fund’s shorter-term securities matured we were able to reinvest the proceeds and capture higher yields when the Fed raised interest rates.

What were the leading detractors from performance?

A. There were no detractors to performance over the period.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund during the period. We continued to emphasize a high quality portfolio and maintain a shorter WAM to generate incremental yields in the rising interest rate environment.

2

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Thank you for your investment in the Smith Barney Municipal Money Market Fund, Inc. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Joseph P. Deane Vice President and Investment Officer	Julie P. Callahan, CFA Vice President and Investment Officer
May 10, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal Alterative Minimum Tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	3

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

General Obligation

Hospitals

Education

Transportation

Water & Sewer

Miscellaneous

Finance

Utilities

Housing: Multi-Family

Industrial Development

Other

17.9%

16.0%

14.7%

11.2%

6.6%

6.1%

5.7%

5.2%

5.0%

3.5%

8.1%

0.0%

5.0%

10.0%

15.0%

20.0%

March 31, 2006

4	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.22%	$1,000.00	$1,012.20	0.54%	$2.71
(1)	For the six months ended March 31, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements the total return would have been lower.

(3)

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to Class A shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.24	0.54%	$2.72
(1)	For the six months ended March 31, 2006.
(2)

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to Class A shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006)
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.2%
Alabama — 0.8%
$1,920,000	F-1+(a)	Auburn, AL, IDB, Donaldson Co. Project, LOC-Bank of America,
		3.280%, 4/6/06 (b)(c)	$1,920,000
10,000,000	VMIG1(d)	Birmingham, AL, Medical Clinic Board, University of Alabama
		Health Services Foundation, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	10,000,000
3,000,000	VMIG1(d)	Decatur, AL, IDB, Solid Waste Disposal Revenue, BP Amoco
		Chemical Co. Project, 3.250%, 4/3/06 (b)(c)	3,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project, Series 1998, LOC-Harris
		Bank, 3.280%, 4/6/06 (b)(c)	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove, AL, Carlton Cove Inc. Project, Series D,
		LOC-BNP Paribas, 3.170%, 4/6/06 (c)	7,000,000
5,125,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle
		Bank, 3.200%, 4/6/06 (c)	5,125,000
		Jefferson County, AL, Sewer Revenue:
8,445,000	A-1+	Capital Improvement Warrants, Series A, FGIC-Insured,
		SPA-JPMorgan Chase, 3.220%, 4/6/06 (c)	8,445,000
12,000,000	A-1+	Subordinated-Series B-7, XLCA-Insured, SPA-Lloyds Bank PLC,
		3.190%, 4/6/06 (c)	12,000,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A,
		LOC-JPMorgan Chase, 3.260%, 4/5/06 (b)(c)	10,000,000
		Total Alabama	63,490,000
Alaska — 0.1%
7,925,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB,
		LIQ-Bank of America, 3.320%, 4/6/06 (b)(c)	7,925,000
3,500,000	A-1+	Valdez, AK, Marine Terminal, BP Pipelines Inc. Project, Series B,
		3.190%, 4/3/06 (c)	3,500,000
		Total Alaska	11,425,000
Arizona — 0.4%
1,000,000	A-1+	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A,
		LOC-Credit Suisse First Boston, 3.160%, 4/5/06 (c)	1,000,000
1,450,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue,
		Northern Arizona Healthcare, Series B, MBIA-Insured,
		LIQ-JPMorgan Chase, 3.170%, 4/6/06 (c)	1,450,000
		Phoenix, AZ, IDA:
6,200,000	VMIG1(d)	Desert Botanical Garden Project, LOC-JPMorgan Chase,
		3.280%, 4/5/06 (c)	6,200,000
7,825,000	A-1+	Revenue, Valley of the Sun YMCA Project, LOC-Bank of America,
		3.180%, 4/3/06 (c)	7,825,000
16,200,000	F-1+(a)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project,
		Series C, LOC-LaSalle Bank, 3.170%, 4/6/06 (c)	16,200,000
		Total Arizona	32,675,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	7

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

California — 0.7%
$14,070,000	A-1+	California HFA Revenue, Home Mortgage, Series H, FSA-Insured,
		LIQ-Dexia Credit Local, 3.190%, 4/5/06 (b)(c)	$14,070,000
10,225,000	A-1+	California State Economic Recovery Bonds, Series C-10, LOC-BNP
		Paribas, 3.170%, 4/5/06 (c)	10,225,000
25,000,000	A-1+	California State GO,TECP, SPA-Bank of Nova Scotia, KBC Bank,
		Lloyds Bank PLC, Royal Bank of Scotland, Societe Generale,
		National Australia Bank, 3.380% due 6/5/06	25,000,000
		Total California	49,295,000
Colorado — 1.4%
8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	8,990,000
3,800,000	A-1+	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Local,
		3.350%, 4/3/06 (c)	3,800,000
7,670,000	VMIG1(d)	Colorado Educational & Cultural Facilities, National Jewish
		Federation Bond Program, Series A1, LOC-Bank of America,
		3.180%, 4/3/06 (c)	7,670,000
		Colorado Educational & Cultural Facilities Authority Revenue:
1,150,000	A-1+	National Jewish Federal Bond Program A-7, LOC-Bank of America,
		3.180%, 4/3/06 (c)	1,150,000
3,795,000	A-1+	National Jewish Federal Bond Program, LOC-Bank of America,
		3.180%, 4/3/06 (c)	3,795,000
9,615,000	A-1	Colorado Health Facilities Authority Revenue, Bethesda Living
		Center Projects, LOC-LaSalle Bank, 3.180%, 4/6/06 (c)	9,615,000
3,700,000	A-1+	Colorado HFA, MFH, Series B-3, Class 1, SPA-FHLB,
		3.240%, 4/5/06 (b)(c)	3,700,000
3,150,000	A-1+	Colorado Springs, CO, The Colorado College, 3.170%, 4/6/06 (c)	3,150,000
4,590,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee,
		MBIA-Insured, LIQ-Dexia Credit Local, 3.190%, 4/5/06 (c)	4,590,000
4,365,000	VMIG1(d)	Erie, CO, COP, LOC-Keybank NA, 3.230%, 4/5/06 (c)	4,365,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP,
		LOC-Westdeutsche Landesbank:
12,500,000	A-1+	3.120% due 4/4/06	12,500,000
7,500,000	A-1+	3.150% due 5/1/06	7,500,000
24,500,000	A-1+	3.450% due 6/9/06	24,500,000
10,000,000	A-1+	3.280% due 6/12/06	10,000,000
		Total Colorado	105,325,000
Delaware — 0.3%
1,400,000	A-1+	Delaware State EDA, St. Andrews School Project, SPA-Bank of
		America, 3.180%, 4/6/06 (c)	1,400,000
7,000,000	NR	Sussex County, DE, Perdue Farms Inc. Project, LOC-Rabobank
		Nederland, 3.280%, 4/6/06 (b)(c)	7,000,000
10,900,000	A-1+	University of Delaware, Series A, LIQ-Bank of America,
		3.220%, 4/5/06 (c)	10,900,000

See Notes to Financial Statements.

8	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Delaware — 0.3% (continued)
$2,700,000	A-1+	University of Delaware Revenue, Series B, SPA-Bank of America,
		3.120%, 4/3/06 (c)	$2,700,000
4,725,000	A-1+	Wilmington, DE,GO, Series B, FGIC-Insured, SPA-Bank of America,
		3.220%, 4/6/06 (c)	4,725,000
		Total Delaware	26,725,000
District of Columbia — 1.0%
		District of Columbia Revenue:
13,000,000	VMIG1(d)	American College of Cardiology, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	13,000,000
7,375,000	A-1+	GO, Series C, FGIC-Insured, SPA-FGIC, 3.190%, 4/5/06 (c)	7,375,000
8,000,000	VMIG1(d)	Hospital for Sick Children, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	8,000,000
7,420,000	A-1+	JFK Center Performing, AMBAC-Insured, SPA-Dexia Credit Local,
		3.170%, 4/5/06 (c)	7,420,000
13,570,000	VMIG1(d)	National Public Radio Inc., LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	13,570,000
13,100,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	13,100,000
6,575,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	6,575,000
4,230,000	A-1+	Metropolitan Washington DC Airport Authority, Series C,
		FSA-Insured, SPA-Dexia Credit Local, 3.220%, 4/5/06 (b)(c)	4,230,000
		Total District of Columbia	73,270,000
Florida — 7.2%
17,450,000	VMIG1(d)	Alachua County, FL, Health Facilities Authority, Shands Teaching
		Hospital, Series A, LOC-SunTrust Bank, 3.180%, 4/3/06 (c)	17,450,000
835,000	VMIG1(d)	Brevard County, FL, Health Facilities Authority, Health Facilities
		Revenue, Refunding Bonds, Health First Inc. Project,
		LOC-SunTrust Bank, 3.180%, 4/3/06 (c)	835,000
4,970,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033,
		FSA-Insured, PART, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	4,970,000
1,000,000	VMIG1(d)	Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project,
		Series A, LOC-Bank of America, 3.230%, 4/6/06 (b)(c)	1,000,000
2,400,000	A-1+	Dade County, FL, IDA Revenue, Dolphins Stadium Project, Series C,
		LOC-Societe Generale, 3.160%, 4/5/06 (c)	2,400,000
4,500,000	A-1+	Duval County, FL, HFA, MFH Revenue, Glades Apartments,
		LIQ-FHLMC, 3.170%, 4/6/06 (c)	4,500,000
18,705,000	A-1+	Duval County, FL, MFH, Lighthouse Bay Apartments, LIQ-FHLMC,
		3.170%, 4/6/06 (c)	18,705,000
		Florida Local Government Finance Commission TECP,
		LOC-Wachovia Bank:
4,300,000	A-1	3.120% due 4/3/06	4,300,000
7,310,000	A-1	3.090% due 4/7/06	7,310,000
25,000,000	A-1	3.092% due 4/7/06	25,000,000
4,000,000	A-1	3.250% due 5/1/06	4,000,000
14,298,000	A-1	3.270% due 5/1/06	14,298,000
31,975,000	A-1	3.280% due 5/2/06	31,975,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	9

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Florida — 7.2% (continued)
		Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank:
$11,000,000	A-1	3.320% due 6/2/06	$11,000,000
21,063,000	A-1	3.350% due 6/7/06	21,063,000
5,500,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust
		Bank, 3.180%, 4/3/06 (c)	5,500,000
		Highlands County, FL, Health Facilities Authority,Adventist
		Health System:
14,465,000	A-1+	Series A, LOC-SunTrust Bank, 3.170%, 4/6/06 (c)	14,465,000
35,500,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia,
		3.170%, 4/6/06 (c)	35,500,000
		Highlands County, FL, Health Facilities Authority Revenue:
33,000,000	A-1+	Adventist Health System, Series A, FGIC-Insured, SPA-JPMorgan
		Chase, 3.170%, 4/6/06 (c)	33,000,000
		Refunding, Hospital Adventist Health:
15,000,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local,
		3.250%, 4/6/06 (c)	15,000,000
6,335,000	A-1+	Series B, FGIC-Insured, SPA-Dexia Credit Local,
		3.250%, 4/6/06 (c)	6,335,000
		Hillsborough County, FL:
2,840,000	A-1+	Petroleum Packers Project, LOC-Bank of America,
		3.250%, 4/5/06 (b)(c)	2,840,000
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032,
		AMBAC-Insured, PART, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	11,930,000
9,350,000	VMIG1(d)	Jacksonville, FL, Sales Tax Munitop, Series 2003-6, PART,
		MBIA-Insured, SPA-LaSalle Bank, 3.190%, 4/6/06 (c)	9,350,000
17,495,000	A-1+	Jacksonville, FL, Series A, FGIC-Insured, TECP, LOC-Landesbank
		Baden-Wurttemberg, 3.200% due 6/1/06	17,495,000
16,490,000	F-1+(a)	Lee County, FL, Health Care Improvement, Refunding, Hope Hospice
		Project, LOC-SunTrust Bank, 3.180%, 4/3/06 (c)	16,490,000
1,000,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co.Project,
		3.180%, 4/3/06 (c)	1,000,000
5,000,000	A-1+	Miami Dade, FL, Airis Miami LLC Project, Series A, AMBAC-Insured,
		LIQ-Bayerische Landesbank, 3.220%, 4/6/06 (b)(c)	5,000,000
6,425,000	NR	Miami Dade, FL, IDA, HFA, Lawson Industries Inc. Project,
		Series 1999, LOC-Bank of America, 3.280%, 4/6/06 (b)(c)	6,425,000
1,235,000	A-1+	Miami-Dade County, FL, EFA Revenue, Florida International
		University Foundation Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	1,235,000
5,410,000	Aa2(d)	Miami-Dade County, FL,IDA Revenue, Carrollton School Project,
		LOC-SunTrust Bank, 3.170%, 4/5/06 (c)	5,410,000
		Orange County, FL:
38,000,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System,
		LOC-SunTrust Bank, 3.170%, 4/6/06 (c)	38,000,000
2,000,000	A-1+	IDA, Blood and Tissue Services, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	2,000,000

See Notes to Financial Statements.

10	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Florida — 7.2% (continued)
		Orlando & Orange County Expressway Authority:
$20,375,000	A-1+	Refunding, Series C4, FSA-Insured, SPA-Dexia Credit Local,
		3.150%, 4/6/06 (c)	$20,375,000
7,700,000	A-1+	Series C-2, FSA-Insured, SPA-Dexia Credit Local,
		3.150%, 4/6/06 (c)	7,700,000
8,000,000	A-1+	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.150%, 4/6/06 (c)	8,000,000
40,655,000	VMIG1(d)	Palm Beach County,FL,Health Facilities Authority,Health Facilities
		Revenue, Bethesda Healthcare System Project, LOC-SunTrust
		Bank, 3.180%, 4/3/06 (c)	40,655,000
38,870,000	A-1	Pasco County, FL, School Board COP, AMBAC-Insured,
		SPA-Landesbank Hessen-Thuringen, 3.170%, 4/6/06 (c)	38,870,000
100,000	A-1+	St. Johns County, FL,HFA, Remington, FNMA-Collateralized,
		3.190%, 4/5/06 (c)	100,000
11,500,000	VMIG1(d)	Sunshine State Governmental Financing Commission, AMBAC-
		Insured, SPA-Dexia Credit Local, 3.160%, 4/5/06 (c)	11,500,000
3,500,000	Aa2(d)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	3,500,000
9,665,000	A-1+	USF Fing Corp., FL, COP, College Of Medicine Health, Series A2,
		LOC-SunTrust Bank, 3.150%, 4/6/06 (c)	9,665,000
6,000,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank,
		3.170%, 4/6/06 (c)	6,000,000
		Total Florida	542,146,000
Georgia — 9.4%
		Atlanta, GA, Airport Authority:
		General Series, MBIA-Insured:
1,740,000	A-1+	SPA-Landesbank Baden-Wurttemberg, 3.170%, 4/6/06 (c)	1,740,000
41,810,000	A-1+	SPA-Westdeutsche Landesbank, 3.160%, 4/6/06 (c)	41,810,000
8,000,000	VMIG1(d)	MERLOT, Series CCC, PART, FGIC-Insured, LIQ-Wachovia Bank,
		3.260%, 4/5/06 (b)(c)	8,000,000
9,995,000	A-1	MSTC,Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns,
		3.250%, 4/5/06 (b)(c)(e)	9,995,000
21,200,000	A-1+	Refunding, Series C-1, MBIA-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.200%, 4/6/06 (c)	21,200,000
36,800,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.170%, 4/6/06 (c)	36,800,000
14,975,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series B, FSA-Insured,
		SPA-Dexia Credit Local, 3.170%, 4/6/06 (c)	14,975,000
8,100,000	Aa2(d)	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	8,100,000
		Burke County, GA:
10,000,000	A-1+	Development Authority PCR, Oglethorpe Power Corp., Series B,
		TECP, AMBAC-Insured, LIQ-Rabobank Nederland,
		3.130% due 5/18/06	10,000,000
28,815,000	A-1+	PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia
		Credit Local, 3.220%, 4/5/06 (c)	28,815,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	11

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Georgia — 9.4% (continued)
$2,900,000	Aa2(d)	Carrollton, GA, IDR, Holox Limited Project, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	$2,900,000
6,800,000	A-1+	City of Atlanta, GA, Apartment Revenue, Refunding, Series RF C-2,
		MBIA-Insured, SPA-Wachovia Bank, 3.160%, 4/6/06 (c)	6,800,000
11,500,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional
		Medical Center Project, Series B, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	11,500,000
		Cobb County, GA:
7,000,000	VMIG1(d)	Boy Scouts of America Atlanta Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	7,000,000
700,000	Aa2(d)	IDR, RLR Industries Inc. Project, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	700,000
		De Kalb County, GA:
9,000,000	VMIG1(d)	Development Authority Revenue, Oglethorpe University Project,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	9,000,000
13,600,000	VMIG1(d)	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	13,600,000
		Forsythe County, GA:
14,160,000	VMIG1(d)	Development Authority Revenue, Atlanta YMCA Project, LOC-Sun
		Trust Bank, 3.180%, 4/5/06 (c)	14,160,000
19,920,000	A-1+	Water and Sewer Authority, Series B, SPA-Dexia Credit Local,
		3.170%, 4/6/06 (c)	19,920,000
		Fulton County, GA, Development Authority:
6,710,000	VMIG1(d)	Atlanta YMCA Project, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	6,710,000
500,000	Aa2(d)	Catholic School Properties Inc., LOC-Wachovia Bank,
		3.180%, 4/6/06 (c)	500,000
1,300,000	Aa2(d)	DFA, Spellman College Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	1,300,000
3,000,000	VMIG1(d)	Doris & Weber School Project, LOC-Branch Banking & Trust,
		3.200%, 4/6/06 (c)	3,000,000
3,680,000	Aa2(d)	Holy Innocents School Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	3,680,000
1,700,000	Aa2(d)	IDA, Charles Mackarvich Project, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	1,700,000
3,500,000	Aa2(d)	Lovett School Project, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	3,500,000
8,700,000	A-1+	Residential Care Facilities, Lenbrook Square Foundation,
		LOC-Bank of Scotland, 3.230%, 4/3/06 (c)	8,700,000
		Robert W. Woodruff Arts Center Project:
5,015,000	VMIG1(d)	Series A, LIQ-Wachovia Bank, 3.180%, 4/5/06 (c)	5,015,000
43,000,000	VMIG1(d)	Series B, LIQ-SunTrust Bank, 3.180%, 4/5/06 (c)	43,000,000
900,000	A-1+	Sheltering Arms Project, LOC-Bank of America, 3.180%, 4/6/06 (c)	900,000
12,000,000	VMIG1(d)	Shepherd Center Inc. Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	12,000,000
5,750,000	VMIG1(d)	Spellman College Project, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	5,750,000
4,600,000	VMIG1(d)	Trinity School Inc. Project, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	4,600,000
7,400,000	Aa2(d)	Woodward Academy Inc.Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	7,400,000

See Notes to Financial Statements.

12	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Georgia — 9.4% (continued)
$5,845,000	Aa2(d)	Gainesville, GA, Redevelopment Authority, EDA, Riverside Military
		Project, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	$5,845,000
		Georgia Municipal Gas Authority Agency Project:
570,000	A-1+	Series A, LOC-Bayerische Landesbank, JPMorgan Chase,
		Landesbank Hessen-Thuringen, & Wachovia Bank,
		3.220%, 4/5/06 (c)	570,000
4,045,000	A-1+	Series C, LOC-Bank of America, Bayerische Landesbank,
		JPMorgan Chase, Landesbank Hessen-Thuringen,
		Wachovia Bank, 3.220%, 4/5/06 (c)	4,045,000
2,000,000	NR	Georgia State Port Authority Colonels Island Terminal Project,
		LOC-Wachovia Bank, 3.280%, 4/6/06 (b)(c)	2,000,000
8,810,000	F-1+(a)	Georgia, Medical Center Hospital Authority, Revenue Spring Harbor
		at Green Island, LOC-Bank of Scotland, 3.170%, 4/6/06 (c)	8,810,000
		Gwinnett County, GA:
5,300,000	Aa2(d)	Development Authority, Wesleyan School Inc. Project,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	5,300,000
		Hospital Authority Revenue, Gwinnett Hospital System Inc. Project:
1,000,000	A-1+	FNMA-Collateralized, 3.180%, 4/5/06 (c)	1,000,000
14,150,000	A-1+	LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	14,150,000
1,500,000	Aa2(d)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia
		Bank, 3.280%, 4/6/06 (b)(c)	1,500,000
17,040,000	VMIG1(d)	Macon-Bibb County, GA, Hospital Authority, Medical Center Central
		Georgia, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	17,040,000
		Metropolitan Atlanta Rapid Transit Authority:
34,150,000	A-1+	Georgia Sales Tax Revenue, Series B, LOC-Bayerische Landesbank
		& Westdeutsche Landesbank, 3.170%, 4/5/06 (c)	34,150,000
10,000,000	A-1+	TECP, LOC-Dexia Credit Local, 3.230% due 5/5/06	10,000,000
		Monroe County, GA, Development Authority, PCR:
900,000	A-1+	Oglethorpe Power Corp. Project, AMBAC-Insured, SPA-JPMorgan
		Chase, 3.180%, 4/3/06 (c)	900,000
4,410,000	A-1+	Oglethorpe Power, Scherer A, AMBAC-Insured, LIQ-JPMorgan
		Chase, 3.180%, 4/3/06 (c)	4,410,000
		Municipal Electric Authority of Georgia:
4,715,000	A-1+	MSTC, Series SGA-1, PART, MBIA-Insured, LIQ-Societe Generale,
		3.230%, 4/5/06 (c)	4,715,000
8,000,000	A-1+	Series 1985A, TECP, LOC-Bayerische Landesbank, Wachovia Bank,
		Westdeutsche Landesbank, 3.210% due 4/4/06	8,000,000
7,475,000	A-1	Series B, MBIA-Insured, LOC-Bayerische Landesbank, Wachovia
		Bank, Westdeutsche Landesbank, 3.170%, 4/5/06 (c)	7,475,000
		Private Colleges & Universities Authority, GA, Revenue,
		Emory University:
47,815,000	A-1+	Series B, 3.120%, 4/5/06 (c)	47,815,000
36,700,000	A-1+	Series B-1, 3.120%, 4/6/06 (c)	36,700,000
28,365,000	A-1+	Series B-3, 3.120%, 4/5/06 (c)	28,365,000
30,435,000	A-1+	Series SG-146 PART, LIQ-Societe Generale,
		3.210%, 4/6/06 (c)(e)	30,435,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	13

Schedule of Investments (March 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 9.4% (continued)
$21,400,000	VMIG1(d)	Richmond County Hospital Authority, University Health Services Inc.
		Project, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	$21,400,000
5,500,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on the
		Hill Project, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	5,500,000
16,845,000	A-1+	Roswell, GA, Housing Authority Post Canyon Project, FNMA-
		Collateralized, 3.170%, 4/5/06 (c)	16,845,000
4,480,000	Aa2(d)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc.,
		LOC-Wachovia Bank, 3.230%, 4/5/06 (b)(c)	4,480,000
5,500,000	Aa2(d)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project,
		LOC-Wachovia Bank, 3.230%, 4/6/06 (b)(c)	5,500,000

		Total Georgia	701,720,000

Hawaii — 0.3%
		Hawaii State Airport System, PART:
10,845,000	A-1	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear
		Stearns, 3.230%, 4/5/06 (c)(e)	10,845,000
10,225,000	A-1	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns,
		3.250%, 4/5/06 (b)(c)(e)	10,225,000

		Total Hawaii	21,070,000

Idaho — 0.5%
4,800,000	VMIG1(d)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral
		Apartments II Development, LOC-U.S. Bank, 3.280%, 4/3/06 (b)(c)	4,800,000
30,000,000	SP-1+	Idaho State, TAN, 4.000% due 6/30/06	30,097,986

		Total Idaho	34,897,986

Illinois — 8.8%
8,140,000	AAA	Chicago, IL, Board of Education, GO, MSTC, PART, Series 1999-71,
		Class A, FGIC-Insured, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	8,140,000
		Chicago, IL, GO:
5,090,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	5,090,000
15,000,000	A-1+	MSTC, Series SGA 99R, PART, FGIC-Insured, LIQ-Societe Generale,
		3.230%, 4/5/06 (c)	15,000,000
13,725,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured,
		SPA-Lloyds Bank PLC, 3.170%, 4/6/06 (c)	13,725,000
29,800,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.190%, 4/6/06 (c)	29,800,000
31,000,000	A-1+	Chicago, IL, Metropolitan Water Reclamation District, Capital
		Improvement, Series E, SPA-Landesbank Hessen-Thuringen,
		3.170%, 4/5/06 (c)	31,000,000
3,330,000	NR	Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris
		Bank, 3.300%, 4/6/06 (b)(c)	3,330,000
		Chicago, IL, O'Hare International Airport:
1,000,000	A-1+	MSTC, Series 2000-93, Class A, PART, AMBAC-Insured, LIQ-Bear
		Stearns, 3.220%, 4/3/06 (b)(c)	1,000,000

See Notes to Financial Statements.

14	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 8.8% (continued)
$9,760,000	A-1	MSTC, Series 2001-158, Class A, PART, AMBAC-Insured, LIQ-Bear
		Stearns, 3.250%, 4/5/06 (b)(c)(e)	$9,760,000
1,845,000	A-1+	Series 1994-C, LOC-Societe Generale, 3.170%, 4/5/06 (c)	1,845,000
26,315,000	A-1+	Chicago, IL, Tax Increment Allocation Bonds, Near North
		Redevelopment Project, Senior Lien Allocation, Series A,
		LOC-Bank of New York, 3.200%, 4/5/06 (c)	26,315,000
82,740,000	A-1+	Chicago, IL, Water Revenue, MBIA-Insured, SPA-Dexia Credit Local,
		3.170%, 4/6/06 (c)	82,740,000
		Cook County, IL, GO:
16,757,000	VMIG1(d)	Munitops, Series 1998-14, PART, FGIC-Insured, SPA-LaSalle Bank,
		3.220%, 4/6/06 (c)(e)	16,757,000
3,500,500	VMIG1(d)	Series 458, FGIC-Insured PART, LIQ-Morgan Stanley,
		3.200%, 4/6/06 (c)	3,500,500
		Cook County, IL, IDR:
1,875,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	1,875,000
2,275,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	2,275,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment
		Project, LOC-Fifth Third Bank, 3.220%, 4/6/06 (c)	7,185,000
710,000	A-1	DuPage County, IL, Transportation Revenue, MSTC, PART,
		Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	710,000
9,995,000	A-1	Dupage, IL, Transportation Revenue, MSTC, Series 2001-139, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	9,995,000
7,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
		LOC-Fifth Third Bank, 3.170%, 4/6/06 (c)	7,715,000
		Illinois DFA:
3,960,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers,
		LOC-JPMorgan Chase, 3.290%, 4/5/06 (b)(c)	3,960,000
2,000,000	VMIG1(d)	Carmel High School Project, LOC-LaSalle Bank,
		3.210%, 4/5/06 (c)	2,000,000
4,600,000	VMIG1(d)	Chicago Educational Television Association, Series A, LOC-LaSalle
		Bank, 3.280%, 4/5/06 (c)	4,600,000
18,600,000	A-1+	Evanston-Northwestern Health Care Corp., Series C,
		SPA-JPMorgan Chase, 3.220%, 4/6/06 (c)	18,600,000
		IDR:
3,200,000	A-1+	Delta-Unibus Corp. Project, LOC-Bank of America,
		3.280%, 4/6/06 (b)(c)	3,200,000
5,000	A-1	F.C. Ltd. Partnership Project, LOC-LaSalle Bank,
		3.260%, 4/5/06 (b)(c)	5,000
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	5,000,000
2,685,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	2,685,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	15

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Illinois — 8.8% (continued)
$3,440,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank,
		3.300%, 4/1/06 (b)(c)	$3,440,000
2,550,000	A-1	Universal Press Inc.Project, Series A, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	2,550,000
22,090,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects,
		AMBAC-Insured, SPA-JPMorgan Chase, 3.180%,4/3/06 (c)	22,090,000
4,500,000	A-1	Oak Park Residence Corp.Project, LOC-LaSalle Bank,
		3.200%, 4/6/06 (c)	4,500,000
		Illinois EFA:
18,000,000	A-1+	University of Chicago TECP, 3.100% due 6/27/06	18,000,000
4,400,000	A-1	Xavier University Project, Series A, LOC-LaSalle Bank,
		3.200%, 4/6/06 (c)	4,400,000
		Illinois Finance Authority:
3,575,000	VMIG1(d)	Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank,
		3.180%, 4/6/06 (c)	3,575,000
22,500,000	F-1+(a)	Friendship Village Schaumburg, Series C, LOC-LaSalle Bank,
		3.170%, 4/6/06 (c)	22,500,000
5,000,000	A-1+	Illinois College, LOC-U.S.Bank, 3.170%, 4/6/06 (c)	5,000,000
2,680,000	VMIG1(d)	Kohl Children’s Museum, LOC-Fifth Third Bank,
		3.210%, 4/5/06 (c)	2,680,000
4,000,000	VMIG1(d)	Lake Forest Country Day School, LOC-Northern Trust Company,
		3.210%, 4/5/06 (c)	4,000,000
2,100,000	A-1+	Northwestern Memorial, Subordinated Series B1, SPA-Bank of
		Nova Scotia, 3.180%, 4/3/06 (c)	2,100,000
8,300,000	A-1+	YMCA Metropolitan Chicago Project, LOC-Harris Bank,
		3.220%, 4/5/06 (c)	8,300,000
		Illinois Finance Authority Revenue, Northwestern University:
4,700,000	A-1+	Subordinated Series A, 3.120%, 4/5/06 (c)	4,700,000
46,005,000	A-1+	Subordinated Series B, 3.170%, 4/5/06 (c)	46,005,000
2,410,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	2,410,000
		Illinois Health Facilities Authority:
22,450,000	A-1+	Order of Saint Francis Healthcare Systems, LOC-Fifth Third Bank,
		3.180%, 4/3/06 (c)	22,450,000
12,095,000	VMIG1(d)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank,
		3.250%, 4/6/06 (c)	12,095,000
17,665,000	A-1+	Rosalind Franklin University of Medicine and Sciences, LOC-Bank
		One, 3.190%, 4/5/06 (c)	17,665,000
1,735,000	A-1	Series C, LOC-LaSalle Bank, 3.180%,4/6/06 (c)	1,735,000
		University Chicago Hospitals:
9,515,000	A-1	Franciscan Eldercare Service Project, LOC-LaSalle Bank,
		3.170%, 4/6/06 (c)	9,515,000
7,115,000	A-1	Lutheran Senior Ministries Inc., Series B, LOC-LaSalle Bank,
		3.180%, 4/6/06 (c)	7,115,000
6,975,000	A-1+	MBIA-Insured, GO of Corp., SPA-JPMorgan Chase,
		3.180%, 4/3/06 (c)	6,975,000

See Notes to Financial Statements.

16	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Illinois — 8.8% (continued)
$7,480,000	A-1+	Series C,MBIA-Insured, LIQ-JPMorgan Chase,
		3.130%, 4/3/06 (c)	$7,480,000
1,250,000	A-1+	Illinois State, Refunding,Series B, SPA-Depfa Bank PLC,
		3.230%, 4/5/06 (c)	1,250,000
		Illinois State Toll Highway Authority:
19,300,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	19,300,000
4,800,000	VMIG1(d)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.170%, 4/6/06 (c)	4,800,000
19,800,000	VMIG1(d)	Toll Highway Revenue, Series B, FSA-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.170%, 4/6/06 (c)	19,800,000
1,000,000	VMIG1(d)	Illinois Student Assistance Commission Student Loan Revenue,
		Series A, MBIA-Insured, SPA-Bank of America,
		3.220%, 4/5/06 (b)(c)	1,000,000
5,000,000	A-1+	Lisle, IL, Housing Four Lakes Phase V, FNMA-Insured,
		3.170%, 4/5/06 (c)	5,000,000
4,500,000	A-1+	Lisle, IL, MFH, Ashley of Lisle Project, FHLMC-Collateralized,
		3.180%, 4/5/06 (c)	4,500,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp.Project, LOC-Fifth Third Bank,
		3.270%, 4/5/06 (b)(c)	3,300,000
1,300,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	1,300,000
5,250,000	Aa2(d)	Pekin, IL, IDR, BOC Group Inc.Project, LOC-Wachovia Bank,
		3.180%, 4/6/06 (c)	5,250,000
5,075,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	5,075,000
4,835,000	VMIG1(d)	Regional Transportation Authority of Illinois, MERLOT, Series A-73,
		PART, MBIA-Insured, LIQ-Wachovia Bank, 3.210%, 4/5/06 (c)	4,835,000
		University of Illinois:
6,000,000	A-1	COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	6,000,000
2,100,000	A-1+	COP, Series 9031, PART, SPA-Bank of America,
		3.170%, 4/6/06 (c)	2,100,000
12,900,000	A-1+	Revenue Health Services Facilities Systems, Series B,
		LOC-Landesbank Hessen-Thuringen, 3.190%, 4/5/06 (c)	12,900,000
2,500,000	A-1+	Will County, IL, Exempt Facilities Revenue, Industrial BP Amoco
		Chemical Co.Project, 3.250%, 4/3/06 (b)(c)	2,500,000
		Total Illinois	657,997,500
Indiana — 1.8%
985,000	Aa2(d)	Bluffton, IN, IDR, Snider Tire Inc.Project, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	985,000
3,850,000	VMIG1(d)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB,
		3.240%, 4/6/06 (b)(c)	3,850,000
4,100,000	P-1(d)	Fort Wayne, IN, EDR, Technology Project, LOC-JPMorgan Chase,
		3.290%, 4/5/06 (b)(c)	4,100,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	17

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Indiana — 1.8% (continued)
$14,355,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A,
		MBIA-Insured, LIQ-Bear Stearns, EMT, 3.210%, 4/5/06 (c)(e)(f)	$14,355,000
2,624,000	VMIG1(d)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB,
		3.280%, 4/6/06 (b)(c)	2,624,000
3,995,000	VMIG1(d)	Indiana Health and Educational Facilities Finance Authority, Porter
		Project, Series A, LOC-Fifth Third Bank, 3.170%, 4/7/06 (c)	3,995,000
		Indiana Health Facilities Finance Authority:
9,380,000	A-1+	Community Hartsfield Village Project, Series B, LOC-LaSalle Bank,
		3.180%, 4/6/06 (c)	9,380,000
9,205,000	A-1	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank,
		3.180%, 4/6/06 (c)	9,205,000
5,050,000	VMIG1(d)	Riverview Hospital Project, LOC-National City Bank,
		3.190%, 4/6/06 (c)	5,050,000
4,900,000	NR	Union Hospital Inc.Project, LOC-Fifth Third Bank,
		3.190%, 4/7/06 (c)	4,900,000
		Indiana Health Facilities Financing Authority:
8,800,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third
		Bank, 3.170%, 4/6/06 (c)	8,800,000
15,000,000	A-1+	Community Hospital Project, Series B, LOC-JPMorgan Chase,
		3.280%, 4/6/06 (c)	15,000,000
4,500,000	A-1+	Indiana Health Facility Financing Authority, Ascension Health Credit,
		Series B, 3.150%, 4/5/06 (c)	4,500,000
		Indiana State EFA:
400,000	VMIG1(d)	Franklin College Project, LOC-JPMorgan Chase,
		3.230%, 4/3/06 (c)	400,000
2,415,000	VMIG1(d)	Marian College Project, LOC-JPMorgan Chase, 3.280%, 4/6/06 (c)	2,415,000
1,800,000	VMIG1(d)	Wabash College Project, LOC-JPMorgan Chase,
		3.220%, 4/6/06 (c)	1,800,000
4,600,000	A-1+	Indiana State Office Building Commission Facilities Pendleton,
		Juvenile Facility, Series A, 3.180%, 4/5/06 (c)	4,600,000
		Indiana TFA:
5,500,000	A-1+	Highway Revenue, Series SGA 113, LIQ-Societe Generale,
		Call 12/1/10 @ 100, 3.200%, 4/3/06 (c)(g)	5,500,000
2,795,000	VMIG1(d)	Series 853, FSA-Insured, LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	2,795,000
2,464,000	VMIG1(d)	Indiana University Revenues, LIQ-Northern Trust, 3.170%, 4/6/06 (c)	2,464,000
7,290,000	NR	Indianapolis, IN, EDA, Pedcor Waterfront Investments, Series 1999-A,
		LOC-FHLB, 3.250%, 4/6/06 (b)(c)	7,290,000
8,300,000	A-1+	Indianapolis, IN, Refunding, Waterworks Project, Series G-1,
		MBIA-Insured, SPA-Depfa Bank PLC, 3.170%, 4/6/06 (c)	8,300,000
9,825,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52,
		PART, FGIC-Insured, LIQ-Bank of New York, 3.210%, 4/5/06 (c)	9,825,000
3,325,000	A-1+	Whiting, IN, Environmental Facilities, Revenue, BP Products North
		America, 3.250%, 4/3/06 (b)(c)	3,325,000
		Total Indiana	135,458,000

See Notes to Financial Statements.

18	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Iowa — 0.9%
$1,165,000	A-1+	Grinnell, IA, Hospital Revenue Grinnell Medical Center, LOC-U.S.
		Bank, 3.230%, 4/3/06 (c)	$1,165,000
		Iowa Finance Authority:
2,720,000	NR	Economic Development Monarch Manufacturing Co., LOC-LaSalle
		Bank, 3.280%, 4/3/06 (b)(c)	2,720,000
5,475,000	A-1+	Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia
		Bank, 3.190%, 4/5/06 (c)	5,475,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A,
		LOC-LaSalle Bank, 3.170%, 4/6/06 (c)	15,000,000
6,000,000	A-1+	Small Business Development Revenue, Corp.Center Association
		L.P.Project, LOC-Bank of America, 3.180%, 4/6/06 (c)	6,000,000
6,000,000	A-1+	Wesley Retirement Services Inc.Project, Series B, LOC-Wells Fargo
		Bank, 3.170%, 4/6/06 (c)	6,000,000
15,000,000	SP-1+	Iowa State, GO, TRAN, 4.500% due 6/30/06	15,046,672
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART,
		MBIA-Insured, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	13,495,000
		Total Iowa	64,901,672
Kansas — 1.4%
		Kansas State Department of Transportation Highway Revenue:
11,200,000	A-1+	Series B-1, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.200%, 4/6/06 (c)	11,200,000
28,900,000	A-1+	Series B-2, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.200%, 4/6/06 (c)	28,900,000
25,705,000	A-1+	Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.200%, 4/6/06 (c)	25,705,000
12,000,000	A-1+	Series C-2, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.120%, 4/6/06 (c)	12,000,000
12,500,000	A-1+	Series C-3, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.120%, 4/6/06 (c)	12,500,000
1,225,000	Aa2(d)	Lawrence, KS, IDR, Ram Co.Project, Series A, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	1,225,000
		Wichita, KS, Airport Authority Flight Safety International:
13,000,000	VMIG1(d)	3.230%, 4/6/06 (b)(c)	13,000,000
2,860,000	VMIG1(d)	Series A, 3.230%, 4/6/06 (b)(c)	2,860,000
		Total Kansas	107,390,000
Kentucky — 1.1%
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series,
		SGA-130, PART, FSA-Insured, LIQ-Societe Generale,
		3.230%, 4/5/06 (c)	11,000,000
17,000,000	VMIG1(d)	County of Allen, KY, Revenue, Camp Courageous Project,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	17,000,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	19

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Kentucky — 1.1% (continued)
$3,000,000	A-1+	Daviess County, KY, Exempt Facilities, Kimberly-Clark Corp. Project,
		3.250%, 4/5/06 (b)(c)	$3,000,000
		Daviess County, KY, Solid Waste Disposal Facilities, Scott Paper Co.
		Project:
1,850,000	A-1+	Series A, 3.250%, 4/5/06 (b)(c)	1,850,000
4,800,000	A-1+	Series B, 3.250%, 4/5/06 (b)(c)	4,800,000
6,330,000	A-1+	Kentucky Housing Corp. Housing Revenue, Series B, SPA-BNP Paribas,
		3.190%, 4/5/06 (b)(c)	6,330,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	2,990,000
14,538,500	A-1+	Kentucky State Turnpike Authority, Series 567, PART, FSA-Insured,
		LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	14,538,500
		Lexington-Fayette Urban County Airport Corp., First Mortgage:
1,700,000	A-1+	Series A, SPA-Dexia Credit Local, 3.260%, 4/3/06 (b)(c)	1,700,000
2,300,000	AAA(a)	Series C, MBIA-Insured, SPA-Dexia Credit Local,
		3.260%, 4/3/06 (b)(c)	2,300,000
10,435,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer
		& Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe
		Generale, 3.210%, 4/6/06 (c)(e)	10,435,000
10,000,000	VMIG1(d)	Richmond, KY, League of Cities Funding Trust, Lease Program
		Revenue, Series A, LOC-U.S. Bank, 3.180%, 4/7/06 (c)	10,000,000
		Total Kentucky	85,943,500
Louisiana — 0.4%
		Louisiana Local Government Environmental Facilities, Development
		Authority, BASF Corp. Project:
18,000,000	A-1+	3.250%, 4/5/06 (b)(c)	18,000,000
6,000,000	A-1+	Series A, 3.250%, 4/5/06 (b)(c)	6,000,000
5,000,000	A-1+	Series B, 3.190%, 4/5/06 (c)	5,000,000
		Total Louisiana	29,000,000
Maine — 0.2%
3,550,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project,
		LOC-Bank of America, 3.250%, 4/5/06 (b)(c)	3,550,000
1,670,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project,
		Series A, LOC-Bank of America, 3.280%, 4/5/06 (b)(c)	1,670,000
7,500,000	A-1+	Maine State Housing Authority, Series D-3, SPA-State Street Bank
		Trust & Co., 3.200%, 4/6/06 (b)(c)	7,500,000
		Total Maine	12,720,000
Maryland — 3.9%
		Anne Arundel County, MD, BAN, GO, TECP, Series A,
		SPA-Westdeutsche Landesbank:
4,000,000	A-1+	3.100% due 4/3/06	4,000,000
6,000,000	A-1+	3.200% due 4/6/06	6,000,000

See Notes to Financial Statements.

20	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Maryland — 3.9% (continued)
		Baltimore County, MD, Public Improvement BAN, Series 2002, TECP,
		LIQ-Westdeutsche Landesbank:
$20,000,000	A-1+	3.100% due 4/3/06	$20,000,000
16,600,000	A-1+	3.280% due 6/9/06	16,600,000
12,500,000	A-1+	3.280% due 6/12/06	12,500,000
		Howard County, MD:
1,940,000	A-1+	IDR, Preston County Ltd. Partnership, LOC-SunTrust Bank,
		3.200%, 4/1/06 (b)(c)	1,940,000
8,620,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank,
		3.170%, 4/6/06 (c)	8,620,000
23,745,000	VMIG1(d)	Maryland, HEFA Revenue, Pooled Loan Program, Series A,
		LOC-JPMorgan Chase, 3.170%, 4/5/06 (c)	23,745,000
		Maryland CDA:
6,650,000	VMIG1(d)	Department of Housing and Community, Series F, SPA-Lloyds
		Bank PLC, 3.200%, 4/6/06 (b)(c)	6,650,000
1,385,000	A-1	MSTC, Series 1999-76, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.250%, 4/5/06 (b)(c)(e)	1,385,000
9,575,000	A-1	Maryland State, GO, PART, Series 389, LIQ-Merrill Lynch,
		3.200%, 4/6/06 (c)	9,575,000
1,930,000	VMIG1(d)	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	1,930,000
		Maryland State Health & Higher Educational Facilities Authority:
28,000,000	VMIG1(d)	Adventist Healthcare, Series A, LOC-LaSalle Bank,
		3.170%, 4/6/06 (c)	28,000,000
9,750,000	VMIG1(d)	Holton-Arms School, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	9,750,000
9,600,000	VMIG1(d)	Stone Ridge School of the Sacred Heart, Series A,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	9,600,000
28,660,000	A-1	University Maryland Medical Systems, Series A, AMBAC-Insured,
		SPA-JPMorgan Chase, 3.170%, 4/6/06 (c)	28,660,000
74,680,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank
		of America, 3.220%, 4/5/06 (b)(c)	74,680,000
		Montgomery County, MD,EDA Bonds:
		Howard Hughes Medical Institute Facilities:
8,500,000	A-1+	Series A, 3.190%, 4/5/06 (c)	8,500,000
5,500,000	A-1+	Series C, 3.190%, 4/5/06 (c)	5,500,000
5,840,000	VMIG1(d)	Sandy Springs Friends School Facility, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	5,840,000
6,265,000	A-1	Montgomery County, MD, GO, Series PT-401, LIQ-Merrill Lynch,
		3.210%, 4/6/06 (c)	6,265,000
		Total Maryland	289,740,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	21

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Massachusetts — 7.0%
$10,000,000	SP-1+	Canton, MA, GO, BAN, Series B, 4.000% due 6/2/06	$10,007,535
2,850,000	A-1+	Commonwealth of Massachusetts, GO, Refunding, Series B,
		LIQ-Landesbank Hessen-Thuringen, 3.200%, 4/6/06 (c)	2,850,000
		Massachusetts Bay Transportation Authority, General Transportation
		Systems:
19,200,000	A-1+	LOC-Westdeutsche Landesbank, 3.140%, 4/5/06 (c)	19,200,000
3,760,000	A-1+	SPA-Landesbank Baden-Wurttemberg, 3.200%, 4/5/06 (c)	3,760,000
		Massachusetts State DFA:
16,950,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank,
		3.160%, 4/6/06 (c)	16,950,000
500,000	A-1+	Carleton-Willard Village, LOC-Bank of America,
		3.160%, 4/6/06 (c)	500,000
1,400,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America,
		3.120%, 4/5/06 (c)	1,400,000
14,000,000	A-1+	Draper Laboratory Issue, MBIA-Insured, LIQ-JPMorgan Chase,
		3.160%, 4/5/06 (c)	14,000,000
		RAN, TECP, LOC-Wachovia Bank:
16,500,000	A-1	3.100% due 4/4/06	16,500,000
2,681,000	A-1	3.400% due 4/21/06	2,681,000
4,745,000	VMIG1(d)	Resource Recovery System, Series 563,MBIA-Insured,
		LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	4,745,000
3,900,000	VMIG1(d)	St. Mark’s School, LOC-Bank of America, 3.180%, 4/6/06 (c)	3,900,000
		Massachusetts State GO:
4,000,000	A-1+	Consolidated Loan, Series B, 4.000% due 8/1/06	4,007,579
14,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank PLC, 3.140%, 4/6/06 (c)	14,700,000
75,400,000	A-1+	Series A, SPA-Westdeutsche Landesbank, 3.140%, 4/6/06 (c)	75,400,000
59,050,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.200%, 4/6/06 (c)	59,050,000
		TECP, Series G, LIQ-BNP Paribas SA:
15,000,000	A-1+	3.270% due 4/4/06	15,000,000
16,500,000	A-1+	3.400% due 4/26/06	16,500,000
		Massachusetts State HEFA:
2,905,000	A-1	Berklee College of Music, Series 385,PART, MBIA-Insured,
		LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	2,905,000
8,000,000	VMIG1(d)	Capital Asset Program, Series E, LOC-Bank of America,
		3.130%, 4/3/06 (c)	8,000,000
10,700,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of
		America, 3.160%, 4/6/06 (c)	10,700,000
11,780,000	VMIG1(d)	Harvard Vanguard Medical Associates, LOC-Bank of America,
		3.180%, 4/6/06 (c)	11,780,000
1,000,000	VMIG1(d)	Highway Revenue, Series SGA 113,SPA-Wachovia Bank,
		Call 7/1/10 @ 101,3.200%, 4/5/06 (c)(g)	1,000,000
		Partners Healthcare Systems:
14,110,000	A-1+	Series D-3, SPA-JPMorgan Chase, 3.180%, 4/6/06 (c)	14,110,000
1,000,000	A-1+	Series D-6, 3.180%, 4/3/06 (c)	1,000,000
30,725,000	A-1+	Series F4, SPA-Bank of America, 3.180%, 4/6/06 (c)	30,725,000

See Notes to Financial Statements.

22	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Massachusetts — 7.0% (continued)
$7,500,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank &
		JPMorgan Chase, 3.170%, 4/5/06 (c)	$7,500,000
6,750,000	A-1+	Series P-2, FSA-Insured, SPA-Bayerische Landesbank &
		JPMorgan Chase, 3.180%, 4/5/06 (c)	6,750,000
2,000,000	VMIG1(d)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured,
		SPA-Wachovia Bank, 3.200%, 4/5/06 (c)	2,000,000
1,400,000	A-1+	Williams College, Series E, 3.170%, 4/5/06 (c)	1,400,000
		Massachusetts State HFA, Housing Revenue:
37,750,000	A-1+	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.140%, 4/5/06 (c)	37,750,000
17,235,000	A-1+	Series G, SPA-HSBC Holdings PLC, 3.140%, 4/5/06 (c)	17,235,000
		Massachusetts State IFA:
1,000,000	VMIG1(d)	Education Buckingham Browne Nichols, LOC-State Street Bank &
		Trust Co., 3.160%, 4/6/06 (c)	1,000,000
1,000,000	VMIG1(d)	Whitehead Institute Biomed Research, SPA-Bank of America,
		3.130%, 4/5/06 (c)	1,000,000
4,000,000	VMIG1(d)	Massachusetts State Turnpike Authority, PART, Series 334,
		MBIA-Insured, LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	4,000,000
		Massachusetts State Water Resources Authority, Multi-Modal,
		General Subordinated:
		Series B:
10,700,000	A-1	AMBAC-Insured, SPA-Bank of Nova Scotia,
		3.170%, 4/5/06 (c)	10,700,000
34,230,000	A-1+	FGIC-Insured, SPA-Bayerische Landesbank,
		3.170%, 4/5/06 (c)	34,230,000
7,250,000	A-1+	Series C, FGIC-Insured, LIQ-Bayerische Landesbank,
		3.170%, 4/5/06 (c)	7,250,000
31,225,000	A-1+	Series D, FGIC-Insured, LIQ-Dexia Credit Local,
		3.170%, 4/5/06 (c)	31,225,000
		Total Massachusetts	523,411,114
Michigan — 3.1%
7,000,000	VMIG1(d)	Detroit, MI, School Building Munitops GO, Series 2002-29, PART,
		FGIC-Insured, SPA-ABN AMRO, 3.190%, 4/6/06 (c)	7,000,000
		Detroit, MI, Sewer Disposal:
5,000,000	VMIG1(d)	MERLOT, Series I, PART, FGIC-Insured, SPA-Wachovia Bank,
		3.210%, 4/5/06 (c)	5,000,000
36,210,000	A-1+	Series C-1, FSA-Insured, LIQ-Dexia Credit Local,
		3.170%, 4/6/06 (c)	36,210,000
5,395,000	A-1+	Series C-2, FGIC-Insured, SPA-FGIC-SPI, 3.170%, 4/6/06 (c)	5,395,000
8,890,000	A-1+	Detroit, MI, Water Supply System, Second Lien, Series C,
		FGIC-Insured, SPA-FGIC-SPI, 3.170%, 4/5/06 (c)	8,890,000
6,200,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital,
		Series B, LOC-Bank of Nova Scotia, 3.170%, 4/6/06 (c)	6,200,000
17,650,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2,
		LOC-JPMorgan Chase, 4.000% due 8/18/06	17,720,500

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	23

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Michigan — 3.1% (continued)
		Michigan State Building Authority:
$3,400,000	A-1+	Multi-Modal Facilities Program, Series IIA, LOC-Depfa Bank PLC,
		3.220%, 4/6/06 (c)	$3,400,000
4,995,000	VMIG1(d)	PART, Series 516,LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	4,995,000
		Michigan State Hospital Finance:
7,125,000	A-1+	Trinity Health Credit, Series E, SPA-Bank of Nova Scotia,
		3.180%, 4/3/06 (c)	7,125,000
15,630,000	A-1+	Trinity Health Systems, Series E, AMBAC-Insured, SPA-JPMorgan
		Chase, 3.180%, 4/6/06 (c)	15,630,000
14,800,000	A-1+	Michigan State Housing Development Authority Housing Revenue,
		Series A, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen,
		3.210%, 4/6/06 (b)(c)	14,800,000
		Michigan State Strategic Fund:
4,425,000	A-1+	Clark Retirement Community Project, LOC-Fifth Third Bank,
		3.170%, 4/6/06 (c)	4,425,000
10,800,000	A-1+	Grand Rapid Christian School, LOC-Fifth Third Bank,
		3.170%, 4/7/06 (c)	10,800,000
		Michigan State University Revenue:
4,125,000	A-1+	Refunding, Series B, SPA-Landesbank Hessen-Thuringen,
		3.140%, 4/5/06 (c)	4,125,000
8,585,000	A-1+	Series A, SPA-Depha Bank PLC, 3.170%, 4/5/06 (c)	8,585,000
15,930,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.140%, 4/5/06 (c)	15,930,000
8,500,000	A-1	Royal Oak Michigan Hospital Finance Authority Revenue, Refunding,
		William Beaumont, Series U, AMBAC-Insured, SPA-Morgan
		Stanley, 3.130%, 4/3/06 (c)	8,500,000
21,465,000	A-1+	Saline, MI, Area Schools, Q-SBLF-Insured, LIQ-Landesbank
		Hessen-Thuringen, 3.150%, 4/6/06 (c)	21,465,000
4,650,000	A-1+	Saline, MI, EDA, Evangelical Homes Project, LOC-JPMorgan Chase,
		3.280%, 4/5/06 (c)	4,650,000
5,800,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University
		Project, LOC-JPMorgan Chase, 3.280%, 4/5/06 (c)	5,800,000
2,550,000	A-1+	University of Michigan, Hospital, Series B, 3.160%, 4/6/06 (c)	2,550,000
		University of Michigan Revenue:
7,980,000	A-1+	Medical Service Plan, Series 98-A1, 3.140%, 4/3/06 (c)	7,980,000
		Refunding, Hospital:
3,500,000	A-1+	Series A, 3.140%, 4/3/06 (c)	3,500,000
4,000,000	A-1+	Series A-2, 3.140%, 4/3/06 (c)	4,000,000
		Total Michigan	234,675,500
Minnesota — 0.5%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA,
		3.260%, 4/6/06 (b)(c)	5,090,000
2,910,000	VMIG1(d)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC,
		3.290%, 4/6/06 (b)(c)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, LOC-LaSalle Bank,
		3.230%, 4/3/06 (c)	1,000,000

24	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

See Notes to Financial Statements.

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Minnesota — 0.5% (continued)
$9,000,000	A-1+	Minneapolis and St. Paul, MN, Metropolitan Airport Commission,
		MSTC, Series SGA-127, PART, FGIC-Insured, LIQ-Societe Generale,
		3.230%, 4/5/06 (c)	$9,000,000
7,400,000	VMIG1(d)	Minneapolis, MN, Guthrie Theater Project, Series A, LOC-Wells
		Fargo Bank, 3.170%, 4/6/06 (c)	7,400,000
10,000,000	VMIG1(d)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue,
		Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC,
		3.190%, 4/6/06 (c)	10,000,000
		Total Minnesota	35,400,000
Missouri — 2.2%
6,200,000	A-1	Kansas City, MO, IDA, MFH, Crooked Creek Apartments Project,
		Series A, LOC-LaSalle Bank, 3.250%, 4/6/06 (b)(c)	6,200,000
710,000	VMIG1(d)	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons Project,
		LOC-U.S. Bank, 3.230%, 4/3/06 (c)	710,000
5,700,000	VMIG1(d)	Missouri Higher Education Loan Authority, Student Loan Revenue,
		Series 1990-B, LOC-Bank of America, 3.220%, 4/5/06 (b)(c)	5,700,000
4,000,000	A-1	Missouri State Environmental Improvement and Energy Resource
		Authority, Utilicorp United Inc. Project, LOC-Toronto Dominion
		Bank, 3.500%, 4/5/06 (b)(c)	4,000,000
		Missouri State HEFA:
1,015,000	VMIG1(d)	Assemblies of God College, LOC-Bank of America,
		3.180%, 4/6/06 (c)	1,015,000
2,968,000	A-1+	Barnes Hospital Project, LOC-JPMorgan Chase,
		3.220%, 4/5/06 (c)	2,968,000
1,000,000	A-1+	Christian Brothers, Series A, LOC-U.S. Bank, 3.210%, 4/3/06 (c)	1,000,000
3,000,000	Aa2(d)	Dialysis Clinic Inc. Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	3,000,000
		Medical Research Facilities, Stowers Institute for Medical Research:
3,845,000	A-1+	MBIA-Insured, SPA-BNP Paribas, 3.220%, 4/6/06 (c)	3,845,000
24,375,000	A-1+	MBIA-Insured, SPA-JPMorgan Chase, 3.220%, 4/6/06 (c)	24,375,000
4,000,000	A-1+	Southwest Baptist University Project, LOC-Bank of America,
		3.230%, 4/3/06 (c)	4,000,000
		Washington University:
4,450,000	A-1+	Series A, SPA-Dexia Credit Local, 3.180%, 4/3/06 (c)	4,450,000
8,200,000	A-1+	Series B, SPA-Dexia Credit Local, 3.120%, 4/3/06 (c)	8,200,000
2,100,000	A-1+	Series B, SPA-JPMorgan Chase, 3.180%, 4/3/06 (c)	2,100,000
3,295,000	A-1+	Series B, SPA-JPMorgan Chase, 3.120%, 4/3/06 (c)	3,295,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project,
		3.250%, 4/5/06 (b)(c)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project,
		FNMA-Collateralized, 3.170%, 4/6/06 (c)	600,000
		St. Louis County IDA:
9,500,000	NR	Parque Carondelet Apartment Project, LIQ-FHLMC,
		3.310%, 4/6/06 (b)(c)	9,500,000
18,000,000	VMIG1(d)	Pelican Cove Project, LIQ-FNMA, 3.160%, 4/6/06 (c)	18,000,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	25

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Missouri — 2.2% (continued)
$10,000,000	A-1+	Refunding, Merchandise Mart, Series A, LIQ-FHLMC,
		3.240%, 4/6/06 (b)(c)	$10,000,000
5,615,000	A-1	St. Louis County, MO, IDA, Friendship Village South County,
		Series B, LOC-LaSalle Bank, 3.180%, 4/5/06 (c)	5,615,000
22,500,000	SP-1+	St. Louis, MO, General Fund TRAN, 4.000% due 6/30/06	22,572,933
		University of Missouri, University Revenues, System Facilities:
3,600,000	A-1+	Series A, 3.160%, 4/3/06 (c)	3,600,000
3,200,000	A-1+	Series B, 3.160%, 4/3/06 (c)	3,200,000
		Total Missouri	165,945,933
National — 0.6%
		Clipper Tax Exempt Trust Certificates PART:
3,835,088	VMIG1(d)	Series 1999-2, SPA-State Street Bank Trust & Co.,
		3.370%, 4/6/06 (b)(c)	3,835,088
20,000,000	VMIG1(d)	Series 2003-5, LIQ-State Street Bank Trust & Co.,
		3.290%, 4/6/06 (c)	20,000,000
23,355,000	VMIG1(d)	Clipper Tax Exempt Trust, COP, Series A, FSA-Insured, SPA-State
		Street Bank Trust & Co., 3.290%, 4/6/06 (c)(e)	23,355,000
		Total National	47,190,088
Nebraska — 0.7%
5,400,000	A-1+	NebHelp Inc., Nebraska Revenue, Student Loan Program, Series B,
		MBIA-Insured, SPA-Lloyds Bank PLC, 3.280%, 4/5/06 (b)(c)	5,400,000
3,535,000	VMIG1(d)	Nebraska Helpers Inc., Series 517, MBIA-Insured, SPA-BNP Paribas,
		3.250%, 4/6/06 (c)	3,535,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	6,000,000
9,340,000	A-1	SFH MERLOT, Series A, PART, FHLMC/FNMA/GNMA-Collateralized,
		LIQ-Wachovia Bank, 3.260%, 4/6/06 (b)(c)	9,340,000
26,305,000	A-1+	Nebraska Student Loan, NebHelp Inc. Revenue, Series B,
		MBIA-Insured, SPA-Lloyds Bank PLC, 3.250%, 4/5/06 (c)	26,305,000
		Total Nebraska	50,580,000
Nevada — 1.3%
		Carson City, NV, Hospital Revenue:
9,300,000	A-1+	Carson Tahoe Regional Medical Center, LOC-U.S. Bank,
		3.170%, 4/6/06 (c)	9,300,000
30,500,000	A-1+	Tahoe Hospital Project, Series B, LOC-U.S. Bank,
		3.170%, 4/6/06 (c)	30,500,000
21,720,000	VMIG1(d)	Clark County, NV, ISD, GO Munitops, Series 33, PART, FSA-Insured,
		SPA-LaSalle Bank, 3.200%, 4/6/06 (c)	21,720,000
22,000,000	A-1+	Las Vegas Valley Water District, TECP, SPA-BNP Paribas & Lloyds Bank
		PLC, 3.100% due 4/6/06	22,000,000
16,350,000	A-1+	Nevada State, MSTC, Series SG 114, LIQ-Societe Generale,
		3.210%, 4/6/06 (c)	16,350,000
		Total Nevada	99,870,000

See Notes to Financial Statements.

26	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

New Hampshire — 0.6%
		New Hampshire HEFA Revenue:
$7,450,000	A-1+	Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia
		Credit Local & JPMorgan Chase, 3.160%, 4/6/06 (c)	$7,450,000
4,500,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
		3.180%, 4/6/06 (c)	4,500,000
7,265,000	A-1+	New Hampshire Higher Educational & Health Facilities Authority
		Revenue, Mary Hitchcock 85-H, FGIC-Insured, SPA-JPMorgan
		Chase, 3.170%, 4/5/06 (c)	7,265,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 3.270%, 4/6/06 (b)(c)	14,000,000
1,900,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holding PLC,
		3.350%, 4/5/06 (b)(c)	1,900,000
630,000	A-1+	Park Nameplate Co., LOC-Bank of America, 3.280%, 4/5/06 (b)(c)	630,000
9,295,000	A-1+	New Hampshire State, HEFA Revenue, Dartmouth College Issued,
		3.170%, 4/5/06 (c)	9,295,000
		Total New Hampshire	45,040,000
New Jersey — 0.8%
		New Jersey State, GO:
25,000,000	SP-1+	Tax & Revenue Anticipation Notes, 4.500% due 6/23/06	25,075,029
34,400,000	SP-1+	TRAN, Series A, 4.000% due 6/23/06	34,492,571
1,900,000	A-1+	New Jersey State Turnpike Authority Revenue, Refunding C-1,
		FSA-Insured, SPA-Westdeutsche Landesbank, 3.140%, 4/5/06 (c)	1,900,000
		Total New Jersey	61,467,600
New York — 3.5%
		Metropolitan Transportation Authority of New York Revenue:
4,100,000	A-1+	Dedicated Tax, Series B, FSA-Insured, SPA-Dexia Credit Local,
		3.130%, 4/6/06 (c)	4,100,000
2,085,000	A-1+	Series D-1, AMBAC-Insured, SPA-Wachovia Bank,
		3.180%, 4/6/06 (c)	2,085,000
10,000,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank,
		3.160%, 4/6/06 (c)	10,000,000
		TECP, LOC-ABN AMRO:
20,000,000	A-1+	3.470% due 6/6/06	20,000,000
17,000,000	A-1+	3.470% due 6/12/06	17,000,000
		New York City, NY, GO:
300,000	A-1+	Series A, Subordinated Series A-3, LOC-BNP Paribas,
		3.150%, 4/5/06 (c)	300,000
22,785,000	A-1+	Series C, Subordinated Series C-2, SPA-Bayerische Landesbank,
		3.150%, 4/5/06 (c)	22,785,000
		Series J:
26,870,000	A-1+	Subordinated-Series J-2, LOC-Westdeutsche Landesbank,
		3.160%, 4/5/06 (c)	26,870,000
9,000,000	A-1+	Subordinated Series J-3, LOC-JPMorgan Chase,
		3.160%, 4/5/06 (c)	9,000,000
8,000,000	A-1+	Subordinated-Series C-4, LOC-BNP Paribas, 3.120%, 4/5/06 (c)	8,000,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	27

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

New York — 3.5% (continued)
		New York City, NY, Municipal Water Finance Authority:
$16,400,000	A-1+	Series F-2, SPA-JP Morgan Chase, 3.180%, 4/5/06 (c)	$16,400,000
15,000,000	A-1+	TECP, Series 1, LIN-Dexia Credit Local & JPMorgan Chase,
		3.110% due 4/10/06	15,000,000
14,920,000	A-1+	New York City, NY, TFA, Future Tax Secured, Revenue, Series A2,
		SPA-Bank of Nova Scotia, 3.150%, 4/5/06 (c)	14,920,000
25,000,000	A-1+	New York, NY, Economy Recovery, Revenue, 3.450% due 6/1/06	25,000,000
200,000	A-1+	New York State LGAC, Series B, LOC-Westdeutsche Landesbank &
		Bayerische Landesbank, 3.090%, 4/5/06 (c)	200,000
		New York State, HFA:
4,915,000	VMIG1(d)	Series A, SPA-FNMA, 3.190%, 4/5/06 (b)(c)	4,915,000
7,800,000	A-1+	Service Contract Revenue, Series B, LOC-BNP Paribas,
		3.150%, 4/5/06 (c)	7,800,000
7,000,000	A-1	New York State, Power Authority, NY, Series 1, EMCP, TECP,
		3.250% due 5/4/06	7,000,000
100,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank &
		Westdeutsche Landesbank, 3.140%, 4/5/06 (c)	100,000
21,000,000	A-1+	Triborough Bridge & Tunnel Authority, NY, Refunding, Gem
		Subordinated-Series B-3, SPA-Bank of America, 3.150%, 4/6/06 (c)	21,000,000
		Triborough Bridge & Tunnel Authority, NY, Revenue:
		Refunding:
6,600,000	A-1+	Series F, SPA-ABN AMRO, 3.160%, 4/6/06 (c)	6,600,000
1,300,000	A-1+	Subordinated-Series B-2, SPA-Dexia Credit Local,
		3.160%, 4/6/06 (c)	1,300,000
18,900,000	A-1+	Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg,
		3.140%, 4/6/06 (c)	18,900,000
		Total New York	259,275,000
North Carolina — 2.6%
17,050,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank,
		3.190%, 4/6/06 (c)	17,050,000
42,920,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank,
		3.180%, 4/6/06 (c)	42,920,000
4,500,000	Aa2(d)	Iredell County, NC, PCR, Valspar Corp.Project, LOC-Wachovia
		Bank, 3.280%, 4/6/06 (b)(c)	4,500,000
2,485,000	A-1+	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen,
		3.170%, 4/6/06 (c)	2,485,000
1,700,000	Aa2(d)	North Carolina Agricultural Financial Authority, Agricultural
		Development Revenue, Coastal Carolina GIN Project,
		LOC-Wachovia Bank, 3.230%, 4/6/06 (b)(c)	1,700,000
3,725,000	A-1+	North Carolina Capital Facilities Finance Agency Educational
		Facilities Revenue, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	3,725,000
5,100,000	A-1+	North Carolina Educational Facilities Finance Agency Revenue, Duke
		University Project, Series B, 3.170%, 4/6/06 (c)	5,100,000
3,815,000	A-1+	North Carolina EFA, EDL, Charlotte Latin, LOC-Wachovia Bank,
		3.180%, 4/6/06 (c)	3,815,000

See Notes to Financial Statements.

28	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

North Carolina — 2.6% (continued)
		North Carolina HFA, Home Ownership:
$11,200,000	A-1+	1998 TR-19C, LIQ-Bank of America, 3.220%, 4/5/06 (b)(c)	$11,200,000
5,395,000	A-1+	Series 15-C, FSA-Insured, SPA-Bank of America,
		3.220%, 4/5/06 (b)(c)	5,395,000
		North Carolina Medical Care Commission:
24,950,000	A-1+	Duke University Hospital, Series B, LOC-Wachovia Bank,
		3.180%, 4/6/06 (c)	24,950,000
2,020,000	F-1+(a)	Lutheran Retirement Project, LOC-Bank of America,
		3.180%, 4/6/06 (c)	2,020,000
8,300,000	A-1+	Moses Cone Health Systems, Series A, 3.160%, 4/6/06 (c)	8,300,000
15,525,000	A-1+	Moses Cone Health Systems, Series B, SPA-JPMorgan Chase,
		3.160%, 4/6/06 (c)	15,525,000
3,740,000	NR	Robeson County, NC, IFA and PCFA, Rocco Turkeys Inc.Project,
		LOC-Wachovia Bank, 3.280%, 4/6/06 (b)(c)	3,740,000
1,300,000	A-1+	Rowan County, IDR, PCR, Double 3 LLC Project, LOC-Bank of
		America, 3.280%, 4/5/06 (b)(c)	1,300,000
15,000,000	A-1+	Wake County, NC, GO, Public Improvement, Series A,
		SPA-Landesbank Hessen-Thuringen, 4.000% due 4/1/06	15,000,000
		Winston-Salem, NC:
14,500,000	A-1+	COP, SPA-Dexia Credit Local, 3.170%, 4/6/06 (c)	14,500,000
10,000,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C,
		SPA-Dexia Credit Local, 3.200%, 4/5/06 (c)	10,000,000
		Total North Carolina	193,225,000
North Dakota — 0.1%
4,100,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A, LOC-U.S.Bank,
		3.230%, 4/3/06 (c)	4,100,000
Ohio — 1.5%
5,000,000	A-1+	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project,
		Series B, SPA-JPMorgan Chase, 3.180%, 4/6/06 (c)	5,000,000
1,970,000	A-1+	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th
		Research Building Project, LOC-Fifth Third Bank, 3.220%, 4/5/06 (c)	1,970,000
10,500,000	A-1+	Clinton County, OH, Facilities Improvement Clinton Memorial,
		LOC-Fifth Third Bank, 3.170%, 4/7/06 (c)	10,500,000
6,000,000	VMIG1(d)	Franklin County, OH, Hospital Revenue, Children Hospital, Series B,
		FGIC-Insured, SPA-National City Bank, 3.220%, 4/6/06 (c)	6,000,000
1,885,000	VMIG1(d)	Lakewood, OH, Educational Facilities Revenue, St.Edward High
		School Project, LOC-Fifth Third Bank, 3.190%, 4/6/06 (c)	1,885,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.220%, 4/5/06 (c)(e)	18,650,000
		Ohio State Higher Educational Facilities:
8,330,000	VMIG1(d)	Marietta College Project, LOC-JPMorgan Chase,
		3.190%, 4/6/06 (c)	8,330,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	29

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Ohio — 1.5% (continued)
		Pooled Financing Program:
		Series A, LOC-Fifth Third Bank:
$7,800,000	VMIG1(d)	3.170%, 4/6/06 (c)	$7,800,000
3,315,000	VMIG1(d)	3.220%, 4/6/06 (c)	3,315,000
4,780,000	VMIG1(d)	Series B, LOC-Fifth Third Bank, 3.170%, 4/6/06 (c)	4,780,000
16,570,000	A-1+	Ohio State University, General Receipts, FSA-Insured, LIQ-Dexia
		Credit Local, 3.220%, 4/6/06 (c)	16,570,000
25,000,000	VMIG1(d)	University of Akron, Ohio, General Receipts, FGIC-Insured, SPA-Dexia
		Credit Local, 3.170%, 4/6/06 (c)	25,000,000
		Total Ohio	109,800,000
Oklahoma — 0.8%
		Oklahoma State Student Loan Authority:
18,500,000	A-1	Series A-1, MBIA-Insured, LIQ-JPMorgan Chase,
		3.220%, 4/5/06 (b)(c)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.220%, 4/5/06 (b)(c)	6,455,000
26,340,000	A-1+	Oklahoma State Water Resources Board, State Loan Program,
		Series A, SPA-Bank of America, 2.850% due 4/3/06	26,340,000
3,000,000	Aa2(d)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard
		Project, LOC-SunTrust Bank, 3.230%, 4/5/06 (b)(c)	3,000,000
2,800,000	A-1+	Tulsa, OK, Tulsa IDA, Multifamily Revenue, Park Chase Apartments,
		Series A-1, LIQ-FNMA, 3.190%, 4/6/06 (c)	2,800,000
		Total Oklahoma	57,095,000
Oregon — 0.8%
		Oregon State:
10,500,000	VMIG1(d)	Housing and Community Services, Single-Family Mortgage,
		Series PG-C, SPA-State Street Bank Trust & Co.,
		3.220%, 4/5/06 (b)(c)	10,500,000
10,000,000	A-1+	Veterans Welfare, Series 84, SPA-Dexia Credit Local,
		3.170%, 4/5/06 (c)	10,000,000
300,000	VMIG1(d)	Oregon State Facilities Authority Revenue, Episcopal School Projects,
		Series A, LOC-U.S. Bank, 3.210%, 4/6/06 (c)	300,000
		Oregon State Housing & Community Services:
10,900,000	VMIG1(d)	Redwood Park Apartments, Series F, FNMA-Collateralized,
		LIQ-FNMA, 3.230%, 4/6/06 (c)	10,900,000
5,000,000	VMIG1(d)	Single-Family Housing, SPA-State Street Bank Trust & Co.,
		3.220%, 4/5/06 (b)(c)	5,000,000
5,000,000	VMIG1(d)	Oregon State Housing & Community Services Revenue, Series C,
		SPA-State Street Bank & Trust Co., 3.200%, 4/6/06 (c)	5,000,000
15,945,000	Aaa(d)	Portland, OR, TAN, 4.000% due 6/29/06	15,996,889
		Total Oregon	57,696,889

See Notes to Financial Statements.

30	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Pennsylvania — 2.5%
$12,500,000	MIG1(d)	Allegheny County, PA, Hospital Development Authority, Senior
		Living Corp., FNMA-Collateralized, LOC-PNC Bank,
		4.000% due 6/30/06	$12,539,622
2,395,000	NR	Bucks County, PA, IDA, Dunmore Corp. Project, LOC-Wachovia Bank,
		3.330%, 4/6/06 (b)(c)	2,395,000
41,550,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured,
		SPA-Wachovia Bank, 3.200%, 4/6/06 (c)	41,550,000
5,460,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured,
		LIQ-PNC Bank, 3.180%, 4/5/06 (c)	5,460,000
1,325,000	NR	Lehigh County, PA, IDR, Impress Industries Project, Series A,
		LOC-Wachovia Bank, 3.330%, 4/6/06 (b)(c)	1,325,000
24,800,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing
		Program, Series I, AMBAC-Insured, SPA-Bank of Nova Scotia &
		Dexia Credit Local, 3.150%, 4/6/06 (c)	24,800,000
8,810,000	A-1	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured,
		SPA-Dexia Credit Local, 3.200%, 4/6/06 (c)	8,810,000
2,700,000	A-1+	Northampton County, PA, General Purpose Authority Revenue, Lehigh
		University, SPA-JPMorgan Chase, 3.150%, 4/6/06 (c)	2,700,000
7,550,000	A-1+	Northampton County, PA, HEFA Revenue, Lehigh University,
		SPA-JPMorgan Chase, 3.150%, 4/6/06 (c)	7,550,000
		Pennsylvania EDA, Wengers Feed Mill Project:
6,620,000	NR	Series B-1, LOC-Wachovia Bank, 3.280%, 4/6/06 (b)(c)	6,620,000
7,630,000	NR	Series F-3, LOC-Wachovia Bank, 3.280%, 4/6/06 (b)(c)	7,630,000
3,500,000	A-1+	Pennsylvania HFA, Single Family Mortgage, Series-87C, LOC-Depfa
		Bank PLC, 3.190%,4/5/06 (b)(c)	3,500,000
20,765,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue,
		Philadelphia Funding, AMBAC-Insured, SPA-JPMorgan Chase,
		3.190%, 4/6/06 (c)	20,765,000
3,000,000	A-1+	Pennsylvania State Higher Education Assistance Agency Student
		Loan Revenue, Series A, AMBAC-Insured, SPA-Westdeutsche
		Landesbank, 3.200%, 4/5/06 (b)(c)	3,000,000
		Pennsylvania State Turnpike Commission:
4,500,000	A-1+	Refunding, Series B, SPA-Dexia Credit Local, 3.170%, 4/6/06 (c)	4,500,000
1,785,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.220%, 4/5/06 (c)	1,785,000
25,000,000	A-1+	Series C, FSA-Insured, SPA-JPMorgan Chase, 3.180%, 4/6/06 (c)	25,000,000
3,400,000	VMIG1(d)	Philadelphia, PA, Authority for Industrial Development Revenue,
		The Franklin Institute Project, LOC-Bank of America,
		3.180%, 4/6/06 (c)	3,400,000
2,750,000	A-1	Philadelphia, PA, Hospitals and Higher EFA, Temple University,
		Series A, LOC-PNC Bank, 3.200%, 4/6/06 (c)	2,750,000
4,100,000	A-1+	West Cornwall Township Municipal Authority, PA, General
		Government Loan Program, FSA-Insured, SPA-Dexia Credit Local,
		3.200%, 4/6/06 (c)	4,100,000
		Total Pennsylvania	190,179,622

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	31

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Rhode Island — 0.3%
$23,100,000	A-1+	Rhode Island Health and Education Building Corp., Catholic Schools
		Program, Series A, LOC-Royal Bank of Scotland,
		3.180%, 4/5/06 (c)	$23,100,000
1,155,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank
		Trust & Co., 3.280%, 4/5/06 (c)	1,155,000
		Total Rhode Island	24,255,000
South Carolina — 1.6%
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A,
		3.250%, 4/5/06 (b)(c)	4,000,000
56,851,000	MIG1(d)	South Carolina Association of Governmental Organizations, COP,
		TAN, 4.000% due 4/14/06	56,878,760
2,345,000	Aa2(d)	South Carolina Educational Facilities, Authority for Private Nonprofit
		Institutions, Presbyterian College Project, LOC-Wachovia Bank,
		3.180%, 4/6/06 (c)	2,345,000
		South Carolina Jobs EDA:
2,000,000	Aa3(d)	Advanced Automation Inc. Project, LOC-LaSalle Bank,
		3.260%, 4/6/06 (b)(c)	2,000,000
5,500,000	VMIG1(d)	Christ Church Episcopal, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	5,500,000
7,435,000	Aa2(d)	Greenville Baptist Project, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	7,435,000
6,400,000	VMIG1(d)	Health Sciences Medical University, LOC-Wachovia Bank,
		3.180%, 4/6/06 (c)	6,400,000
3,600,000	Aa2(d)	Orders Realty Co. Inc. Project, LOC-Wachovia Bank,
		3.230%, 4/6/06 (b)(c)	3,600,000
16,600,000	VMIG1(d)	South Carolina Port Authority Munitop, Series 1998-2007, PART,
		FSA-Insured, SPA-ABN AMRO, 3.260%, 4/6/06 (b)(c)(e)	16,600,000
6,710,000	VMIG1(d)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia
		Bank, 3.180%, 4/6/06 (c)	6,710,000
5,000,000	VMIG1(d)	University of South Carolina, School of Medicine, Education Trust
		Healthcare Facilities, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	5,000,000
		Total South Carolina	116,468,760
South Dakota — 0.1%
7,300,000	VMIG1(d)	South Dakota State, HEFA Revenue, Rapid City Regional Hospital,
		MBIA-Insured, SPA-U.S. Bank, 3.180%, 4/3/06 (c)	7,300,000
Tennessee — 3.6%
9,400,000	VMIG1(d)	Blount County, TN, HEFA Board Revenue, Asbury Centers Inc. Project,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	9,400,000
		Blount County, TN, Public Building Authority, Local Government
		Public Improvement:
1,400,000	VMIG1(d)	Series A-1G, AMBAC-Insured, LOC-KBC Bank & Landesbank
		Baden-Wuerttemberg, 3.190%, 4/3/06 (c)	1,400,000
8,000,000	VMIG1(d)	Series A-2E, AMBAC-Insured, LOC-KBC Bank & Landesbank
		Baden-Wurttemberg, 3.190%, 4/3/06 (c)	8,000,000
1,600,000	VMIG1(d)	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-
		Wurttemberg, 3.190%, 4/3/06 (c)	1,600,000

See Notes to Financial Statements.

32	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Tennessee — 3.6% (continued)
		Clarksville, TN, PBA:
$19,340,000	VMIG1(d)	LOC-SunTrust Bank, 3.180%, 4/6/06 (c)	$19,340,000
55,000	VMIG1(d)	Tennessee Municipal Bond Fund, LOC-Bank of America,
		3.180%, 4/6/06 (c)	55,000
4,400,000	VMIG1(d)	Covington, TN, IDR, Charms Co. Project, LOC-Bank of America,
		3.290%, 4/5/06 (b)(c)	4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, University of the South Project,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	10,000,000
14,265,000	VMIG1(d)	Jackson, TN, Energy Authority Water Systems Revenue, FSA-Insured,
		LIQ-SunTrust Bank, 3.170%, 4/5/06 (c)	14,265,000
8,100,000	VMIG1(d)	Jefferson County, TN, Health and Education Facilities, Carson
		Newman College, LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	8,100,000
3,020,000	VMIG1(d)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project,
		LOC-SunTrust Bank, 3.180%, 4/5/06 (c)	3,020,000
12,990,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART,
		LIQ-FNMA & Merrill Lynch, 3.220%, 4/6/06 (c)(e)	12,990,000
		Metropolitan Government Nashville & Davidson County, TN:
10,000,000	VMIG1(d)	GO, Munitop, Series 1999-1, PART, FGIC-Insured, SPA-LaSalle
		Bank, 3.200%, 4/6/06 (c)(e)	10,000,000
		Health & Educational Facilities Board Revenue:
12,250,000	A-1+	Ascension Health Credit, B-1, 2.850% due 8/3/06	12,250,000
17,365,000	VMIG1(d)	Educational Facilities, Belmont University Project, LOC-SunTrust
		Bank, 3.170%, 4/5/06 (c)	17,365,000
6,200,000	A-1+	Metropolitan Nashville and Davidson Counties, TN, IDB, Country
		Music Hall of Fame, LOC-Bank of America, 3.190%, 4/6/06 (c)	6,200,000
		Montgomery County, TN, Public Building Authority:
3,895,000	VMIG1(d)	Pooled Financing, Montgomery County Loan Pool, LOC-Bank of
		America, 3.180%, 4/6/06 (c)	3,895,000
4,240,000	A-1+	Pooled Financing, Tennessee County Loan Pool, LOC-Bank of
		America, 3.180%, 4/6/06 (c)	4,240,000
1,700,000	VMIG1(d)	Tennessee County Loan Pool, LOC-Bank of America,
		3.180%, 4/6/06 (c)	1,700,000
		Sevier County, TN, Public Building Authority, Local Government
		Improvement:
2,915,000	VMIG1(d)	Series A-3, AMBAC-Insured, SPA-KBC Bank, 3.190%, 4/6/06 (c)	2,915,000
5,600,000	VMIG1(d)	Series II-C-1, AMBAC-Insured, SPA-KBC Bank,
		3.190%, 4/6/06 (c)	5,600,000
3,380,000	VMIG1(d)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank,
		3.190%, 4/6/06 (c)	3,380,000
9,595,000	VMIG1(d)	Series II-E-1, AMBAC-Insured, LIQ-KBC Bank,
		3.190%, 4/6/06 (c)	9,595,000
1,500,000	VMIG1(d)	Series III-A-3,AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.190%, 4/6/06 (c)	1,500,000
4,750,000	VMIG1(d)	Series III-B-2, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.190%, 4/6/06 (c)	4,750,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	33

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Tennessee — 3.6% (continued)
$4,530,000	VMIG1(d)	Series III-D-3, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.190%, 4/6/06 (c)	$4,530,000
5,000,000	VMIG1(d)	Series III-E-2, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.190%, 4/6/06 (c)	5,000,000
3,200,000	VMIG1(d)	Series III-G-1, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.190%, 4/6/06 (c)	3,200,000
400,000	VMIG1(d)	Series IV-1, FSA-Insured, SPA-JPMorgan Chase,
		3.190%, 4/3/06 (c)	400,000
200,000	VMIG1(d)	Series IV-2, FSA-Insured, SPA-JPMorgan Chase,
		3.190%, 4/3/06 (c)	200,000
900,000	VMIG1(d)	Series IV B-4, FSA-Insured, SPA-JPMorgan Chase,
		3.190%, 4/3/06 (c)	900,000
5,525,000	VMIG1(d)	Series IV-E-1, AMBAC-Insured, LIQ-JPMorgan Chase,
		3.190%, 4/3/06 (c)	5,525,000
3,430,000	VMIG1(d)	Series IV-E-4, AMBAC-Insured, SPA-JPMorgan Chase,
		3.190%, 4/3/06 (c)	3,430,000
2,800,000	VMIG1(d)	Series IV-H-1, AMBAC-Insured, LIQ-JPMorgan Chase,
		3.190%, 4/3/06 (c)	2,800,000
1,600,000	VMIG1(d)	Series IV-H-2, AMBAC-Insured, SPA-JPMorgan Chase,
		3.190%, 4/3/06 (c)	1,600,000
1,500,000	VMIG1(d)	Series VI-C-5, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.190%, 4/3/06 (c)	1,500,000
2,300,000	VMIG1(d)	Series VI-D-4, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.190%, 4/3/06 (c)	2,300,000
8,465,000	A-1	Shelby County, TN, Health Education & Housing Facilities Board,
		Methodist Healthcare, MSTC, Series 1998-36, Class A, PART,
		MBIA-Insured, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	8,465,000
25,000,000	F-1+(a)	Sullivan County, TN, Health Educational & Housing Facilities Board,
		Refunding, Wellmont Health Systems Project, LOC-Bank of
		America, 3.170%, 4/6/06 (c)	25,000,000
5,500,000	NR	Sullivan County, TN, IDB, Microporous Products, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	5,500,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(d)	Series A, LOC-SunTrust Bank, 3.170%, 4/5/06 (c)	9,000,000
11,100,000	VMIG1(d)	Series B, LOC-SunTrust Bank, 3.170%, 4/5/06 (c)	11,100,000
		Total Tennessee	266,410,000
Texas — 18.3%
15,590,000	A-1	Austin, TX Wastewater, MSTC, Series 9009, Class A, PART,
		FSA-Insured, LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	15,590,000
12,470,000	A-1+	Austin, TX, Utilities Systems Revenue, Series 498, PART, FSA-Insured,
		LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	12,470,000

See Notes to Financial Statements.

34	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Texas — 18.3% (continued)
		Austin, TX, Water & Wastewater:
$3,150,000	A-1+	FSA-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.220%, 4/6/06 (c)	$3,150,000
9,940,000	VMIG1(d)	MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia Bank,
		3.210%, 4/5/06 (c)	9,940,000
5,900,000	VMIG1(d)	PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO,
		3.200%, 4/6/06 (c)(e)	5,900,000
		Bell County, TX, Health Facilities Development Corp. Revenue,
		Scott & White Memorial Hospital:
4,515,000	A-1+	HFA, Series 2001-2,MBIA-Insured, SPA-Westdeutsche
		Landesbank, 3.180%, 4/3/06 (c)	4,515,000
2,210,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase,
		3.180%, 4/3/06 (c)	2,210,000
18,800,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.180%, 4/3/06 (c)	18,800,000
		Brazos River, TX, Harbor Navigation District, BASF Corp. Project:
20,000,000	A-1+	3.300%, 4/5/06 (b)(c)	20,000,000
7,100,000	A-1+	3.300%, 4/5/06 (c)	7,100,000
19,000,000	A-1+	Capital Area Cultural Education Facilities Finance Corp. TX, Roman
		Catholic Diocese, LOC-Wachovia Bank, 3.180%, 4/6/06 (c)	19,000,000
14,100,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.170%, 4/6/06 (c)	14,100,000
10,000,000	VMIG1(d)	Comal, TX, ISD, GO, Munitops, Series 1999-9, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.200%, 4/6/06 (c)(e)	10,000,000
3,100,000	VMIG1(d)	Crawford, TX, IDR, Franklin Industrials, LOC-SunTrust Bank,
		3.230%, 4/5/06 (b)(c)	3,100,000
		Dallas, TX, Water & Sewer:
8,000,000	F-1+(a)	Munitop, Series 1998-19,PART, FSA-Insured, SPA-ABN AMRO,
		3.220%, 4/6/06 (c)	8,000,000
23,949,000	A-1+	TECP, Series B, LIQ-Bank of America, 3.150% due 5/11/06	23,949,000
		Dallas-Fort Worth, TX, International Airport:
14,900,000	VMIG1(d)	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank,
		3.260%, 4/5/06 (b)(c)	14,900,000
6,900,000	A-1+	PART, MBIA-Insured, LIQ-Societe Generale, 3.250%, 4/5/06 (b)(c)	6,900,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Class A, Series 2001-117, PSFG-Insured,
		LIQ-Bear Stearns, 3.230%, 4/5/06 (c)(e)	18,370,000
6,000,000	A-1+	Duncanville, TX, ISD, GO, MSTC, Series SGA-149, PART, PSFG-Insured,
		LIQ-Societe Generale, 3.230%, 4/5/06 (c)	6,000,000
3,250,000	NR	Fort Bend County, TX, Industrial Development Corp., IDR, Aaron
		Rents Inc., Project, PART, LOC-Wachovia Bank,
		3.330%, 4/6/06 (b)(c)	3,250,000
3,000,000	F-1+(a)	Fort Bend, TX, ISD, GO, Munitop, Series 1999-6, PSFG-Insured,
		SPA-ABN AMRO, 3.200%, 4/6/06 (c)(e)	3,000,000
9,265,000	VMIG1(d)	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured,
		SPA-LaSalle Bank, 3.220%, 4/6/06 (c)	9,265,000
300,000	A-1+	Grand Prairie, TX, HFA, MFH, Lincoln Property Co.,
		3.220%, 4/5/06 (c)	300,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	35

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Texas — 18.3% (continued)
		Grand Prairie, TX, ISD, GO:
$19,990,000	VMIG1(d)	Munitop, Series 2000-20, PART, PSFG-Insured, SPA-ABN AMRO,
		3.200%, 4/6/06 (c)	$19,990,000
50,000,000	AAA	PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06	50,000,000
4,000,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project,
		3.200% due 6/1/06	4,000,000
9,200,000	VMIG1(d)	Gulf Coast Waste Disposal Authority Texas, BP Amoco Oil Co. Project,
		2.950% due 4/1/06 (b)	9,200,000
5,000,000	AAA	Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project,
		3.200% due 7/15/06	5,000,000
1,500,000	A-1+	Harris County, TX, Health Facilities Development Corp., Special
		Facilities Revenue, Texas Medical Center Project, MBIA-Insured,
		SPA-JPMorgan Chase, 3.180%, 4/3/06 (c)	1,500,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
41,685,000	A-1+	Refunding, The Methodist Hospital Systems, Series B,
		Call 7/3/06 @ 100, 3.170%, 4/3/06 (c)(g)	41,685,000
6,725,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured,
		SPA-JPMorgan Chase, 3.180%, 4/3/06 (c)	6,725,000
52,965,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust,
		Bayerische Landesbank, Bank of America, Harris Country Texas
		Health, JPMorgan Chase, 3.170%, 4/3/06 (c)	52,965,000
2,200,000	A-1+	Texas Childrens Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan
		Chase, 3.200%, 4/3/06 (c)	2,200,000
4,000,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan
		Chase, 3.180%, 4/3/06 (c)	4,000,000
700,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase,
		3.180%, 4/3/06 (c)	700,000
		Houston, TX, Airport Systems PART:
4,685,000	VMIG1(d)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank,
		3.260%, 4/5/06 (b)(c)	4,685,000
2,995,000	VMIG1(d)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley,
		3.200%, 4/6/06 (c)	2,995,000
		Houston, TX, Higher Education Finance Corp., Higher Education
		Revenue, Refunding, William Marsh Rice University Project:
10,000,000	A-1+	Series A, SPA-JPMorgan Chase, 3.230%, 4/5/06 (c)	10,000,000
22,000,000	A-1+	Series B, SPA-JPMorgan Chase, 3.230%, 4/5/06 (c)	22,000,000
		Houston, TX, ISD, GO:
1,500,000	VMIG1(d)	Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO,
		3.220%, 4/6/06 (c)(e)	1,500,000
7,320,000	A-1	PART, Series-PA-466, PSFG, LIQ-Merrill Lynch, 3.210% due 4/6/06	7,320,000
15,000,000	VMIG1(d)	Houston, TX, Municipal Airport Munitops, Series 1998-15, PART,
		FGIC-Insured, SPA-ABN AMRO, 3.270%, 4/6/06 (b)(c)	15,000,000
35,000,000	SP-1+	Houston, TX, TRAN, Series A, 4.000% due 6/30/06	35,114,330
14,880,000	VMIG1(d)	Houston, TX, Water and Sewer Systems Revenue, MERLOT,
		Series A-128, PART, MBIA Insured, LIQ-Wachovia Bank,
		3.210%, 4/5/06 (c)	14,880,000

See Notes to Financial Statements.

36	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Texas — 18.3% (continued)
		Houston, TX:
		GO, TECP:
		Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen:
$13,800,000	A-1+	3.150% due 5/19/06	$13,800,000
9,000,000	A-1+	3.120% due 5/22/06	9,000,000
7,200,000	A-1+	3.200% due 6/1/06	7,200,000
3,500,000	A-1+	3.200% due 6/7/06	3,500,000
20,700,000	A-1+	3.200% due 6/8/06	20,700,000
		Series D, LIQ-Depfa Bank PLC:
10,000,000	A-1+	3.100% due 4/3/06	10,000,000
15,000,000	A-1+	3.200% due 6/1/06	15,000,000
10,000,000	A-1+	3.200% due 6/7/06	10,000,000
10,000,000	A-1+	Series E, LIQ-Bank of America, 3.320% due 6/6/06	10,000,000
6,000,000	A-1+	Sports Authority Special Revenue, Series C, MBIA-Insured,
		SPA-JPMorgan Chase, 3.220%, 4/6/06 (c)	6,000,000
6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 3.250%, 4/5/06 (b)(c)	6,300,000
43,400,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.170%, 4/6/06 (c)	43,400,000
10,290,000	VMIG1(d)	Lewisville, TX, ISD, Munitops, Series 2001-9, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.220%, 4/6/06 (c)(e)	10,290,000
9,195,000	VMIG1(d)	North Harris, TX, Montgomery Community College, FGIC-Insured,
		SPA-Westdeutsche Landesbank, 3.170%, 4/6/06 (c)	9,195,000
17,000,000	VMIG1(d)	North Texas Higher Education Authority, Student Loan, Series B,
		LOC-Bank of America & Dexia Credit Local, 3.220%, 4/5/06 (b)(c)	17,000,000
		North Texas Tollway Authority, Dallas North Thruway Systems
		Authority:
11,300,000	A-1+	Series B, FSA-Insured, SPA-Lloyds Bank PLC, 3.190%, 4/5/06 (c)	11,300,000
48,470,000	A-1+	Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.190%, 4/5/06 (c)	48,470,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue,
		Series A, LOC-Lloyds Bank PLC, 3.220%, 4/5/06 (b)(c)	10,000,000
9,800,000	A-1+	Northside, TX, ISD, GO, School Building, PSFG-Insured, SPA-Depfa
		Bank PLC, 2.850% due 6/15/06	9,800,000
		Pasadena, TX, ISD, GO:
25,100,000	VMIG1(d)	PSFG, Series A, SPA-Bank of America, 3.170%, 4/6/06 (c)	25,100,000
19,000,000	VMIG1(d)	Series B, FSA-Insured, LIQ-Bank of America, 3.170%, 4/6/06 (c)	19,000,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A,
		3.350%, 4/5/06 (b)(c)	15,000,000
11,215,000	A-1	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG,
		LIQ-Societe Generale, 3.230%, 4/5/06 (c)	11,215,000
4,600,000	A-1+	San Antonio, TX, Educational Facilities Corp., Higher Education,
		Trinity University, SPA-Bank of America, 3.180%, 4/3/06 (c)	4,600,000
24,777,000	VMIG1(d)	San Antonio, TX, Electric & Gas Munitops, Series 1998-22,
		PART, MBIA-Insured, SPA-ABN AMRO, 3.220%, 4/6/06 (c)	24,777,000
		San Antonio, TX, Electric and Gas TECP, Series A, LIN-Bank of
		America, State Street Bank Trust & Co.:
21,900,000	A-1+	3.120% due 5/22/06	21,900,000
22,300,000	A-1+	3.200% due 6/2/06	22,300,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	37

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Texas — 18.3% (continued)
$11,200,000	A-1+	San Antonio, TX, Water Systems, Series A, TECP, LIQ-Bank of America,
		3.200% due 6/6/06	$11,200,000
13,400,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche
		Landesbank, 3.170%, 4/6/06 (c)	13,400,000
5,150,000	VMIG1(d)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
		LOC-General Electric, 3.220%, 4/6/06 (b)(c)	5,150,000
15,700,000	A-1+	Spring Branch, TX, ISD, Ltd. Tax Schoolhouse, PSFG-Insured,
		SPA-Bank of America, 3.000% due 9/8/06	15,700,000
4,030,000	Aa1(d)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project,
		LOC-U.S. Bank, 3.290%, 4/6/06 (b)(c)	4,030,000
		Texas Municipal Power Agency, TECP, LIQ-Bank of America,
		Bayerische Landesbank:
20,000,000	A-1	3.100% due 4/4/06	20,000,000
36,960,000	A-1	3.100% due 4/6/06	36,960,000
		Texas State:
60,685,000	SP-1+	GO, TRAN, 4.500% due 8/31/06	60,959,165
31,500,000	A-1+	Mobility Fund, Series B, SPA-Depfa Bank PLC, 3.140%, 4/5/06 (c)	31,500,000
13,900,000	A-1+	Texas State Department of Housing & Affairs, Single Family Revenue,
		Refunding, Series B, FSA-Insured, SPA-Depfa Bank PLC,
		3.220%, 4/5/06 (b)(c)	13,900,000
13,170,000	A-1+	Texas State Department of Housing & Community Affairs, MFH,
		NHP Foundation, FHLMC, 3.220%, 4/5/06 (c)	13,170,000
		Texas State GO, Veterans Housing Assistance:
2,675,000	A-1+	Land Series A, SPA-Depfa Bank PLC, 3.220%, 4/5/06 (b)(c)	2,675,000
25,000,000	A-1+	Series II C-2, SPA-Depfa Bank PLC, 3.230%, 4/5/06 (b)(c)	25,000,000
9,900,000	A-1+	Series II-B, SPA-Depfa Bank PLC, 3.220%, 4/5/06 (b)(c)	9,900,000
18,130,000	A-1+	Series IIB, SPA-Landesbank Hessen-Thuringen,
		3.240%, 4/5/06 (b)(c)	18,130,000
13,000,000	A-1+	Texas State, PFA, TECP, Series 2002A, 3.200% due 6/1/06	13,000,000
9,000,000	A-1+	Texas State, PFA Unemployment, TECP, Series C-4,
		3.080% due 4/6/06	9,000,000
6,655,000	A-1+	Texas Technical University Revenue Financing System, TECP, Series A,
		3.100% due 4/20/06	6,655,000
7,400,000	A-1+	Texas Water Development Board Revenue, Refunding, State
		Revolving Fund, SPA-JPMorgan Chase, 3.130%, 4/3/06 (c)	7,400,000
7,580,000	VMIG1(d)	Travis County, TX, HFC, MFH, Tanglewood Apartments,
		LOC-FNMA, 3.180%, 4/5/06 (c)	7,580,000
12,150,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue,
		Mother Frances Hospital, Series B, LOC-Bank of America,
		3.180%, 4/6/06 (c)	12,150,000
		University of Texas, TECP, Series A:
15,000,000	A-1+	3.080% due 4/11/06	15,000,000
9,500,000	A-1+	3.150% due 5/16/06	9,500,000
14,000,000	A-1+	3.340% due 5/24/06	14,000,000
6,798,000	A-1+	3.520% due 8/2/06	6,798,000

See Notes to Financial Statements.

38	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Texas — 18.3% (continued)
$8,507,375	VMIG1(d)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal
		School, LOC-JPMorgan Chase, 3.280%, 4/6/06 (c)	$8,507,375
5,245,000	A-1+	West Harris County, TX, Regional Water Authority, Series SGA-148,
		PART, MBIA-Insured, LIQ-Societe Generale, 3.230%, 4/5/06 (c)	5,245,000
3,100,000	A-1+	West Side Calhoun County, TX, Naval District, Sewer and Solid Waste
		Disposal, BP Chemicals Inc. Project, 3.250%, 4/3/06 (b)(c)	3,100,000
		Total Texas	1,365,724,870
Utah — 1.3%
35,400,000	VMIG1(d)	Central Utah Water Conservancy District, Series B, AMBAC-Insured,
		SPA-Landesbank Hessen-Thuringen, 3.160%, 4/5/06 (c)	35,400,000
4,000,000	A-1+	County of Weber, UT, Hospital Revenue, IHC Health Services, Series C,
		SPA-Landesbank Hessen-Thuringen, 3.180%, 4/3/06 (c)	4,000,000
16,000,000	A-1+	Intermountain Power Agency Utilities, TECP, Series B-5, LIQ-Bank of
		Nova Scotia, 3.150% due 5/2/06	16,000,000
15,365,000	A-1+	Murray, UT, Hospital Revenue, IHC Health Services Inc., Series B,
		3.220%, 4/6/06 (c)	15,365,000
1,235,000	A-1+	Ogden City, UT, IDR, Infiltrator System Inc. Project, LOC-Wells Fargo
		Bank, 3.280%, 4/5/06 (b)(c)	1,235,000
		Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.220%, 4/6/06 (c)	3,000,000
10,000,000	A-1+	Series C, SPA-Westdeutsche Landesbank, 3.170%, 4/6/06 (c)	10,000,000
11,400,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services, Series A,
		SPA-Landesbank Hessen-Thuringen, 3.180%, 4/3/06 (c)	11,400,000
		Total Utah	96,400,000
Virginia — 0.4%
200,000	Aa2(d)	Alexandria, VA, IDA, IDR, Global Printing Inc. Project, LOC-Wachovia
		Bank, 3.280%, 4/6/06 (b)(c)	200,000
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue, Chesapeake
		General Hospital, Series A, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	3,900,000
3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
		3.230%, 4/6/06 (b)(c)	3,000,000
1,600,000	Aa2(d)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, LOC-Wachovia Bank,
		3.280%, 4/6/06 (b)(c)	1,600,000
6,675,000	VMIG1(d)	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
		3.180%, 4/5/06 (c)	6,675,000
3,065,000	VMIG1(d)	University of Virginia, University Revenue, Series 856 PART,
		LIQ-Morgan Stanley, 3.200%, 4/6/06 (c)	3,065,000
4,000,000	VMIG1(d)	Virginia Beach, VA, Development Authority, IMS Gear Project,
		LOC-Wachovia Bank, 3.230%, 4/6/06 (b)(c)	4,000,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, PART, MBIA-Insured,
		LIQ-Societe Generale, 3.240%, 4/6/06 (c)	2,400,000
2,080,000	Aa2(d)	Virginia Small Business Finance Authority, Ennstone Inc. Project,
		LOC-Wachovia Bank, 3.230%, 4/6/06 (b)(c)	2,080,000
		Total Virginia	26,920,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	39

Schedule of Investments (March 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Washington — 2.0%
$7,435,000	A-1+	Energy Northwest Electric Revenue Project 3, Series D-3-2,
		MBIA-Insured, SPA-Dexia Credit Local, 3.180%, 4/5/06 (c)	$7,435,000
		Everett, WA, IDC:
2,975,000	A-1+	Elizabeth A. Lynn Trust Project, LOC-U.S. Bank,
		3.290%, 4/6/06 (b)(c)	2,975,000
3,200,000	A-1+	Kimberly-Clark Corp. Project, 3.250%, 4/5/06 (b)(c)	3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
		America, 3.230%, 4/6/06 (b)(c)	5,680,000
2,040,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
		3.290%, 4/6/06 (b)(c)	2,040,000
5,500,000	A-1+	Washington State EDA, Solid Waste Disposal Revenue, Waste
		Management Project, Series C, LOC-Bank of America,
		3.260%, 4/5/06 (b)(c)	5,500,000
		Washington State Healthcare Facilities:
14,700,000	VMIG1(d)	National Healthcare Research and Education Finance Corp.,
		LOC-BNP Paribas, 3.220%, 4/5/06 (c)	14,700,000
11,850,000	A-1+	Providence Services, Series A, MBIA-Insured, SPA-JPMorgan Chase,
		3.180%, 4/3/06 (c)	11,850,000
10,000,000	VMIG1(d)	Washington State HFC, Single Family Program, Series VR-2A,
		GNMA/FNMA/FHLMC-Insured, LIQ-State Street Bank Trust & Co.,
		3.220%, 4/6/06 (b)(c)	10,000,000
19,970,000	A-1	Washington State Public Power Supply System No. 3 Electric
		Revenue, Series 3A, MBIA-Insured, LIQ-Credit Suisse First Boston,
		3.170%, 4/5/06 (c)	19,970,000
		Washington State, GO:
14,265,000	A-1	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	14,265,000
14,155,000	VMIG1(d)	Series 2001-6, PART, MBIA-Insured, SPA-LaSalle Bank,
		3.220%, 4/6/06 (c)	14,155,000
		Washington State, HFA, MFH:
3,400,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank,
		3.280%, 4/3/06 (b)(c)	3,400,000
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, LOC-U.S. Bank,
		3.280%, 4/3/06 (b)(c)	1,000,000
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank,
		3.280%, 4/3/06 (b)(c)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank,
		3.280%, 4/3/06 (b)(c)	3,550,000
		Washington State, HFC, MFH Revenue:
5,165,000	VMIG1(d)	Olympic Heights Apartments, LOC-FNMA, 3.190%, 4/6/06 (c)	5,165,000
2,880,000	VMIG1(d)	Valley View Apartments Project, LIQ-FNMA, 3.190%, 4/6/06 (c)	2,880,000
7,500,000	VMIG1(d)	Vintage Mountain Vernon Project, Series A, LIQ-FNMA,
		3.230%, 4/6/06 (b)(c)	7,500,000

See Notes to Financial Statements.

40	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Washington — 2.0% (continued)
		Yakima County, WA, Public Corp.:
$4,000,000	P-1(d)	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank,
		3.300%, 4/5/06 (b)(c)	$4,000,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America,
		3.340%, 4/5/06 (b)(c)	2,000,000

		Total Washington	149,070,000

West Virginia — 0.0%
1,000,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities, Granttown
		Project, Series D, LOC-Royal Bank of Scotland,
		3.240%, 4/5/06 (b)(c)	1,000,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp.,
		LOC-Wachovia Bank, 3.330%, 4/6/06 (b)(c)	1,730,000

		Total West Virginia	2,730,000

Wisconsin — 2.4%
8,000,000	A-1+	Oneida Tribe of Indians, HFA, LOC-Bank of America,
		3.180%, 4/6/06 (c)	8,000,000
10,850,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue,
		MBIA-Insured, LIQ-U.S. Bank, 3.190%, 4/5/06 (c)	10,850,000
14,455,000	AAA	Wisconsin Center District Tax Revenue, MSTC, Series 1999-70,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.230%, 4/5/06 (c)(e)	14,455,000
7,000,000	VMIG1(d)	Wisconsin Center District, WI, Tax Revenue, Series A,
		LOC-U.S. Bank, 3.190%, 4/5/06 (c)	7,000,000
		Wisconsin HEFA:
25,400,000	A-1	AMBAC-Insured, SPA-Morgan Stanley, 3.160%, 4/6/06 (c)	25,400,000
19,500,000	A-1	Froedtert and Community Health, Series C, AMBAC-Insured,
		SPA-Morgan Stanley, 3.170%, 4/6/06 (c)	19,500,000
		Wisconsin Housing & Economic Development Authority, Home
		Ownership Revenue:
4,320,000	A-1+	Series B, SPA-State Street Bank Trust & Co., 3.220%, 4/5/06 (b)(c)	4,320,000
9,175,000	A-1+	Series C, SPA-FHLB, 3.190%, 4/5/06 (c)	9,175,000
17,975,000	A-1+	Series D, LOC-Depfa Bank PLC, 3.210%, 4/5/06 (c)	17,975,000
8,000,000	A-1+	Series E, SPA-FHLB, 3.220%, 4/5/06 (b)(c)	8,000,000
20,855,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local, 3.220%,
		4/5/06 (b)(c)	20,855,000
		Wisconsin State GO, TECP:
15,000,000	A-1+	Series 2000C, 3.200% due 5/4/06	15,000,000
16,250,000	A-1+	Series 2002A, 3.100% due 4/3/06	16,250,000

		Total Wisconsin	176,780,000

		TOTAL INVESTMENTS — 99.2% (Cost — $7,412,200,034#)	7,412,200,034
		Other Assets in Excess of Liabilities — 0.8%	61,501,158

		TOTAL NET ASSETS — 100.0%	$7,473,701,192

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	41

Schedule of Investments (March 31, 2006) (continued)
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Fitch Ratings Service. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 44 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
CDA	—	Community Development Authority
COP	—	Certificate of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Agency
ISD	—	Independent School District
LGAC	—	Local Government Assistance Corporation
LIN	—	Line of Credit
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MERLOT	—	Municipal Exempt Receipts Liquidity Option Tender
MFH	—	Multi-Family Housing
MSTC	—	Municipal Securities Trust Certificates
PART	—	Partnership Structure
PBA	—	Public Building Authority
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority
PSFG	—	Permanent School Fund Guaranty
RAN	—	Revenue Anticipation Notes
SPA	—	Standby Bond Purchase Agreement
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
TRAN	—	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

42	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Summary of Investments by Industry* (unaudited)
General Obligation	17.9%
Hospitals	16.0
Education	14.7
Transportation	11.2
Water & Sewer	6.6
Miscellaneous	6.1
Finance	5.7
Utilities	5.2
Housing: Multi-Family	5.0
Industrial Development	3.5
Other	8.1
100.0%
*	As percentage of total investments. Please note that Fund holdings are as of March 31, 2006 and are subject to change.

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	43

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within that rating category.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to the “Aa” rating where 1 is the highest and 3 the lowest ranking within that rating category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Fitch Ratings Service (“Fitch”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within that rating category.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

44	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Statement of Assets and Liabilities (March 31, 2006)
ASSETS:
Investments, at amortized cost	$7,412,200,034
Cash	783,827
Receivable for Fund shares sold	166,409,594
Interest receivable	37,329,613
Receivable for securities sold	36,648,276
Other assets	125,565
Prepaid expenses	88,634

Total Assets	7,653,585,543

LIABILITIES:
Payable for Fund shares repurchased	176,468,005
Investment management fee payable	2,601,364
Distribution fees payable	229,669
Distributions payable	200,424
Deferred compensation payable	125,565
Directors’ fees payable	261
Accrued expenses	259,063

Total Liabilities	179,884,351

Total Net Assets	$7,473,701,192

NET ASSETS:
Par value (Note 4)	$74,728,892
Paid-in capital in excess of par value	7,398,509,514
Undistributed net investment income	144,464
Accumulated net realized gain on investments	318,322

Total Net Assets	$7,473,701,192

Shares Outstanding:
Class A	7,472,889,157

Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	45

Statement of Operations (For the year ended March 31, 2006)
INVESTMENT INCOME:
Interest	$189,407,891

EXPENSES:
Investment management fee (Note 2)	28,920,603
Distribution fees (Note 2)	6,949,202
Transfer agent fees (Note 2)	1,372,418
Registration fees	335,524
Insurance	273,883
Custody fees	261,878
Legal fees	137,831
Shareholder reports	126,847
Directors’ fees (Note 2)	73,708
Audit and tax	42,517
Miscellaneous expenses	3,388

Total Expenses	38,497,799
Less: Fee waivers and/or expense reimbursements (Note 2)	(147,989)

Net Expenses	38,349,810

Net Investment Income	151,058,081

Net Realized Gain on Investments	353,476

Increase in Net Assets From Operations	$151,411,557

See Notes to Financial Statements.

46	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Statements of Changes in Net Assets (For the years ended March 31,)
	2006	2005

OPERATIONS:
Net investment income	$151,058,081	$63,937,256
Net realized gain	353,476	22,261
Increase in Net Assets From Operations	151,411,557	63,959,517
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 3):
Net investment income	(151,057,731)	(63,937,256)
Net realized gains	—	(122,263)
Decrease in Net Assets From Distributions to Shareholders	(151,057,731)	(64,059,519)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	35,124,308,961	29,256,328,735
Reinvestment of distributions	151,332,726	58,790,330
Cost of shares repurchased	(34,882,498,216)	(29,521,958,925)
Increase (Decrease) in Net Assets From Fund Share Transactions	393,143,471	(206,839,860)
Increase (Decrease) in Net Assets	393,497,297	(206,939,862)
NET ASSETS:
Beginning of year	7,080,203,895	7,287,143,757
End of year*	$7,473,701,192	$7,080,203,895
*Includes undistributed net investment income of:	$144,464	$144,437

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	47

Financial Highlights
For a share of capital stock outstanding throughout each year ended March 31:

Class A Shares	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Net investment income and net realized gains	0.022	0.009	0.005	0.009	0.018
Distributions from net investment income	(0.022)	(0.009)	(0.005)	(0.009)	(0.018)
Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	2.19%	0.90%	0.48%	0.85%	1.84%
Net Assets, End of Year (millions)	$7,474	$7,080	$7,287	$7,813	$8,443
Ratios to Average Net Assets:
Gross expenses	0.55%	0.57%	0.58%	0.60%	0.61%
Net expenses(2)	0.55 (3)	0.56 (3)	0.58	0.60	0.61
Net investment income	2.17	0.90	0.47	0.84	1.82
(1)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(2)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(3)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

48	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(e) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	49

Notes to Financial Statements (continued)

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
(a)	$27	—	$(27)
(b)	(350)	$350	—
(a)	Reclassifications are primarily due to book/tax differences in the treatment of various items.
(b)	Reclassifications are primarily due to differences between book and tax amortization of market discount on fixed income securities.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to October 1, 2005, the Fund paid the Manager an investment advisory fee, which was calculated daily and paid monthly at an annual rate of the Fund’s average net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.475%
Next $1 billion	0.450
Next $3 billion	0.425
Next $5 billion	0.400
Over $10 billion	0.375

Effective October 1, 2005 and continuing under the new investment management agreement effective December 1, 2005, the investment management fee payable by the Fund was changed to the following:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

The Manager has agreed to continue the voluntary expense limitations of 0.70% for Class A shares. This limitation can be terminated at any time by the Manager.

50	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Notes to Financial Statements (continued)

During the year ended March 31, 2006, the Manager voluntarily waived a portion of its investment management fee in the amount of $147,989.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended March 31, 2006, the Fund paid transfer agent fees of $1,338,447 to CTB.

The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. Effective January 1, 2006, the Board of Directors voted to discontinue offering the plan to its members. This change will have no effect on fees previously deferred. As of March 31, 2006, the Fund had accrued $125,565 as deferred compensation payable under the Plan.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund has adopted a Rule 12b-1distribution plan under which the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the year ended March 31, 2006, total distribution fees, which are accrued daily and paid monthly, were $6,949,202.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	51

Notes to Financial Statements (continued)

3. Distributions to Shareholders by Class

	Year Ended March 31, 2006	Year Ended March 31, 2005
Net Investment Income
Class A	$151,057,731	$63,937,235
Class Y*	—	21
Total	$151,057,731	$63,937,256
Net Realized Gains
Class A	$—	$122,263

* As of December 23, 2004, Class Y shares were fully redeemed.

4. Capital Shares

At March 31, 2006, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Class A shares can be purchased directly by investors.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2006	Year Ended March 31, 2005
Class A
Shares sold	35,124,308,961	29,256,328,735
Shares issued on reinvestment	151,332,726	58,790,309
Shares repurchased	(34,882,498,216)	(29,521,955,564)
Net Increase (Decrease)	393,143,471	(206,836,520)
Class Y*
Shares sold	—	21
Shares repurchased	—	(3,361)
Net Decrease	—	(3,340)

* As of December 23, 2004, Class Y shares were fully redeemed.

5. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date Payable Date	Class A
Daily
4/28/06	$0.008066

52	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended March 31, were as follows:

	2006	2005
Distributions paid from:
Tax-Exempt Income	$151,057,731	$63,937,256
Net Long-term Capital Gains	—	122,263
Total Distributions Paid	$151,057,731	$64,059,519

As of March 31, 2006, there were no significant differences between the book and tax components of assets.

6. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	53

Notes to Financial Statements (continued)

distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and

54	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Notes to Financial Statements (continued)

directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

8. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment management services relating to the Funds.

Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report	55

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 24, 2006

56	Smith Barney Municipal Money Market Fund, Inc. 2006 Annual Report

Board Approval of Management Agreement (unaudited)

On June 23, 2005, Citigroup Inc. entered into a definitive agreement (the "Transaction Agreement") with Legg Mason, Inc. under which Citigroup agreed to sell substantially all of its asset management business, Citigroup Asset Management ("CAM"), which includes the Adviser, to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the "Transaction"). The Transaction closed on December 1, 2005.

The consummation of the Transaction resulted in the automatic termination of the Fund's current management agreement in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Prior to the closing of the Transaction, the Fund's Board approved a new management agreement between the Fund and the Adviser (the "New Management Agreement").

On July 11, 2005, members of the Board discussed with CAM management and certain Legg Mason representatives the Transaction and Legg Mason's general plans and intentions regarding CAM's business and its combination with Legg Mason's business. The Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

At a meeting held on August 1, 2005, the Fund's Board, including a majority of the Board Members who are not "interested persons" of the Fund or the Adviser as defined in the 1940 Act (the "Independent Board Members"), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional info rmation was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement. The Independent Board Members of the Board also conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(ii) that Legg Mason and its wholly-owned subsidiary, Western Asset Management Company and its affiliates ("Western Asset"), are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of

Smith Barney Municipal Money Market Fund, Inc.	57

Board Approval of Management Agreement (unaudited) (continued)

the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Adviser, which, among other things, may involve Western Asset and the Adviser sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board oversight and appropriate notice to shareholders, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(iii) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

(iv) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

(v) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and their shareholders by the Adviser, including compliance services;

(vi) that Legg Mason has advised the Board that it has no present intention to alter the expense waivers and reimbursements currently in effect and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

(viii) the assurances from Citigroup and Legg Mason that, for a three year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Fund as an investment product, and the potential benefits to Fund shareholders from this and other third-party distribution access;

(ix) the potential benefits to Fund shareholders from being part of a combined fund family with Legg Mason sponsored funds;

(x) that Citigroup and Legg Mason would derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Fund if Citigroup-affiliated broker-dealers remain principal underwriters of the Fund after the closing of the Transaction;

(xii) the fact that the Fund’s total advisory and administrative fees will not increase by virtue of the New Management Agreement, but will remain the same;

(xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

58	Smith Barney Municipal Money Market Fund, Inc.

Board Approval of Management Agreement (unaudited) (continued)

(xiv) that the Fund would not bear the costs of obtaining shareholder approval of the New Management Agreement;

(xv) that the Fund would avail itself of permissions granted under certain licensing arrangements between Citigroup and Legg Mason that would permit the Fund (including any share classes thereof) to maintain its current name, as well as all logos, trademarks and service marks, related to Citigroup or any of its affiliates for some agreed upon time period after the closing of the Transaction ; and

(xvi) that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance as it did when it renewed the current management agreement, and reached substantially the same conclusions.

Smith Barney Municipal Money Market Fund, Inc.	59

Additional Information (unaudited)

Information about Directors and Officers
The business and affairs of the Smith Barney Municipal Money Market Fund, Inc. (the “Fund”) are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and Officers is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010.

				Number of
		Term of		Portfolios
		Office* and	Principal	in Fund	Other Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served	Five Years	by Director	Director

Non-Interested Directors: Lee Abraham 13732 LeHavre Drive Frenchman’s Creek Palm Beach Gardens, FL 33410 Birth Year: 1927
	Director	Since 1999	Retired; Former Director of Signet Group, PLC	27	None

Jane F. Dasher Korsant Partners 283 Greenwich Avenue 3rd Floor Greenwich, CT 06830 Birth Year: 1949	Director	Since 1999	Controller of PBK Holdings Inc., a family investment company	27	None

Donald R. Foley 3668 Freshwater Drive Jupiter, FL 33477 Birth Year: 1922	Director	Since 1985	Retired	18	None

Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Birth Year: 1941	Director	Since 1999	Retired; Former Head of the New Atlanta Jewish Community High School	27	None

Paul Hardin 12083 Morehead Chapel Hill, NC 27514-8426 Birth Year: 1931	Director	Since 1994	Professor of Law & Chancellor Emeritus at the University of North Carolina	34	None

Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Birth Year: 1926	Director	Since 1982	Investment Counselor	27	None

John P. Toolan 7202 Southeast Golf Ridge Way Hobe Sound, FL 33455 Birth Year: 1930	Director	Since 1992	Retired	27	None

60	Smith Barney Municipal Money Market Fund, Inc.

Additional Information (unaudited) (continued)

Number of
		Term of		Portfolios
		Office* and	Principal	in Fund	Other Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served	Five Years	by Director	Director

Interested Director: R. Jay Gerken, CFA** Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951
	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”); and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Legg Mason; Formerly, Chairman of SBFM and CFM (from 2002 to 2006); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (from 2002 to 2005)	169	Trustee, Consulting Group Capital Markets Funds

Officers: Andrew B. Shoup Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956
	Senior Vice President and Chief Administrative Officer	Since 2003	Director of Legg Mason; Senior Vice President and Chief Administrative Officer of certain mutual funds associated with Legg Mason; Formerly Head of International Funds Administration of Legg Mason or its predecessors (from 2001 to 2003)	N/A	N/A

Robert J. Brault Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management and Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002)	N/A	N/A

Julie P. Callahan, CFA Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Director of Legg Mason; Investment Officer of the Manager or its affiliates	N/A	N/A

Smith Barney Municipal Money Market Fund, Inc.	61

Additional Information (unaudited) (continued)

Number of
		Term of		Portfolios
		Office* and	Principal	in Fund	Other Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served	Five Years	by Director	Director

Joseph P. D eane Legg Mason 399 Park Avenue 4th Floor New York, NY 10002 Birth Year: 1947	Vice President and Investment Officer	Since 1999	Managing Director of Legg Mason; Investment Officer of the Manager or its affiliates	N/A	N/A

Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006	Managing Director of Compliance at Legg Mason (2005-Present) Chief Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (2002–2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup, Inc.	N/A	N/A

John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); prior to August 2004, Chief AML Compliance Officer with TD Waterhouse	N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason or its predecessors; Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly Secretary of CFM (from 2001 to 2004)	N/A	N/A
*	Each Director and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Legg Mason and certain of its affiliates.

62	Smith Barney Municipal Money Market Fund, Inc.

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held for the following purposes: 1) to elect Directors and 2) to approve a new management agreement. Thefollowing tables provides the number of votes cast for, withheld or against, as well as the number of abstentions and broker non-votes as to these matters.

1.	Election of Directors

Nominees:	Votes For	Authority Withheld	Abstentions
Lee Abraham	3,389,857,092.050	205,020,386.380	0.000
Jane F. Dasher	3,390,988,454.280	203,889,024.150	0.000
Donald R. Foley	3,390,819,572.360	204,057,906.070	0.000
Richard E. Hanson,Jr.	3,392,231,232.880	202,646,245.550	0.000
Paul Hardin	3,391,786,837.200	203,090,641.230	0.000
Roderick C. Rasmussen	3,391,093,923.750	203,783,554.680	0.000
John P. Toolan	3,389,811,479.930	205,065,998.500	0.000
R. Jay Gerken	3,390,615,930.990	204,261,547.440	0.000
2.	Approval of New Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	3,321,594,861.820	132,887,968.080	139,960,195.780	0.000

Smith Barney Municipal Money Market Fund, Inc.	63

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2006 qualify as tax-exempt interest dividends for federal income tax purposes.

64	Smith Barney Municipal Money Market Fund, Inc.

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Smith Barney Municipal Money Market Fund, Inc.

DIRECTORS	OFFICERS (continued)
Lee Abraham	John Chiota
Jane F. Dasher	Chief Anti-Money Laundering
Donald R. Foley	Compliance Officer
R. Jay Gerken, CFA
Chairman	Robert I. Frenkel
Richard E. Hanson, Jr.	Secretary and
Paul Hardin	Chief Legal Officer
Roderick C. Rasmussen
John P. Toolan	INVESTMENT MANAGER
Smith Barney Fund
OFFICERS	Management LLC
R. Jay Gerken, CFA
President and	DISTRIBUTORS
Chief Executive Officer	Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

Andrew B. Shoup	CUSTODIAN
Senior Vice President and	State Street Bank and
Chief Administrative Officer	Trust Company

Robert J. Brault	TRANSFER AGENT
Chief Financial Officer	PFPC Inc.
and Treasurer	4400 Computer Drive
Westborough, Massachusetts
Julie P. Callahan, CFA	01581
Vice President and
Investment Officer	INDEPENDENT
REGISTERED PUBLIC
Joseph P. Deane	ACCOUNTING FIRM
Vice President and	KPMG LLP
Investment Officer	345 Park Avenue
New York, New York 10154
Ted P. Becker
Chief Compliance Officer

This report is submitted for the

general information of the shareholders

of Smith Barney Municipal

Money Market Fund, Inc. and is not

for use by the general public.

This report must be preceded

or accompanied by a free

prospectus. Investors should

consider the Fund’s investment

objectives, risks, charges and

expenses carefully before

investing. The prospectus

contains this and other important

information about the Fund.

Please read the prospectus carefully

before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor

Services, LLC

Member NASD, SIPC

FD2396 5/06                                SR06-41

Smith Barney Municipal

Money Market Fund, Inc.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the

Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the

Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in

Washington, D.C., and information on the operation of the Public

Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call

1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available

(1) without charge, upon request, by calling 1-800-451-2010, (2) on the

Fund’s website at www.leggmason.com/InvestorServices and (3) on the

SEC's website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Jane F. Dasher, the Chairperson of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Dasher as the Audit Committee’s financial expert. Ms. Dasher is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2005 and March 31, 2006 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,000 in 2005 and $40,000 in 2006.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Smith Barney Municipal Money Market Fund, Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $4,400 in 2005 and $0 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Smith Barney Municipal Money Market Fund, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Smith Barney Municipal Money Market Fund, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Municipal Money Market Fund, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2005 and 2006; Tax Fees were 100% and 0% for 2005 and 2006; and Other Fees were 100% and 0% for 2005 and 2006.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Smith Barney Municipal Money Market Fund, Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Municipal Money Market Fund Inc. during the reporting period were $0 in 2006 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2005.

(h) Yes. The Smith Barney Municipal Money Market Fund, Inc.’ Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Smith Barney Municipal Money Market Fund, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: June 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: June 8, 2006

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: June 8, 2006